UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 29, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Funds

Semiannual Report

February 29, 2016

Georgia    •    Maryland    •     Missouri    •    North Carolina    •    Oregon

    South Carolina    •    Virginia

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 29, 2016

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

Georgia Municipal Income Fund	2
Maryland Municipal Income Fund	3
Missouri Municipal Income Fund	4
North Carolina Municipal Income Fund	5
Oregon Municipal Income Fund	6
South Carolina Municipal Income Fund	7
Virginia Municipal Income Fund	8

Endnotes and Additional Disclosures	9

Fund Expenses	10

Financial Statements	14

Officers and Trustees	84

Important Notices	85

Eaton Vance

Georgia Municipal Income Fund

February 29, 2016

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	12/23/1991	3.46%	3.75%	4.87%	3.47%
Class A with 4.75% Maximum Sales Charge	—	—	–1.50	–1.15	3.87	2.97
Class B at NAV	12/23/1991	12/23/1991	3.18	3.06	4.10	2.71
Class B with 5% Maximum Sales Charge	—	—	–1.82	–1.94	3.76	2.71
Class C at NAV	04/25/2006	12/23/1991	3.18	3.06	4.12	2.69
Class C with 1% Maximum Sales Charge	—	—	2.18	2.06	4.12	2.69
Class I at NAV	03/03/2008	12/23/1991	3.68	4.08	5.10	3.67
Barclays Municipal Bond Index	—	—	3.62%	3.95%	5.45%	4.75%
Barclays 20 Year Municipal Bond Index	—	—	4.27	4.60	6.98	5.38

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.73%	1.49%	1.48%	0.53%
Net			0.70	1.46	1.45	0.50

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			2.88%	2.15%	2.16%	3.07%
Taxable-Equivalent Distribution Rate			5.41	4.04	4.06	5.77
SEC 30-day Yield			1.14	0.44	0.45	1.40
Taxable-Equivalent SEC 30-day Yield			2.14	0.82	0.84	2.63

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Maryland Municipal Income Fund

February 29, 2016

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/10/1993	02/03/1992	2.66%	2.92%	4.95%	3.67%
Class A with 4.75% Maximum Sales Charge	—	—	–2.24	–1.92	3.93	3.16
Class B at NAV	02/03/1992	02/03/1992	2.30	2.19	4.16	2.89
Class B with 5% Maximum Sales Charge	—	—	–2.70	–2.79	3.82	2.89
Class C at NAV	05/02/2006	02/03/1992	2.19	2.19	4.16	2.89
Class C with 1% Maximum Sales Charge	—	—	1.19	1.19	4.16	2.89
Class I at NAV	03/03/2008	02/03/1992	2.76	3.12	5.16	3.85
Barclays Municipal Bond Index	—	—	3.62%	3.95%	5.45%	4.75%
Barclays 20 Year Municipal Bond Index	—	—	4.27	4.60	6.98	5.38

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.75%	1.50%	1.50%	0.55%
Net			0.73	1.48	1.48	0.53

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.20%	2.48%	2.48%	3.39%
Taxable-Equivalent Distribution Rate			6.00	4.65	4.65	6.35
SEC 30-day Yield			1.26	0.58	0.57	1.52
Taxable-Equivalent SEC 30-day Yield			2.36	1.08	1.08	2.85

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						2.30%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Missouri Municipal Income Fund

February 29, 2016

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	05/01/1992	3.55%	3.58%	5.48%	3.56%
Class A with 4.75% Maximum Sales Charge	—	—	–1.35	–1.33	4.47	3.05
Class B at NAV	05/01/1992	05/01/1992	3.19	2.82	4.70	2.78
Class B with 5% Maximum Sales Charge	—	—	–1.81	–2.18	4.37	2.78
Class C at NAV	02/16/2006	05/01/1992	3.20	2.82	4.70	2.78
Class C with 1% Maximum Sales Charge	—	—	2.20	1.82	4.70	2.78
Class I at NAV	08/03/2010	05/01/1992	3.65	3.79	5.71	3.68
Barclays Municipal Bond Index	—	—	3.62%	3.95%	5.45%	4.75%
Barclays 20 Year Municipal Bond Index	—	—	4.27	4.60	6.98	5.38

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.71%	1.47%	1.46%	0.51%
Net			0.70	1.46	1.45	0.50

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.56%	2.85%	2.85%	3.76%
Taxable-Equivalent Distribution Rate			6.69	5.36	5.36	7.07
SEC 30-day Yield			1.40	0.73	0.73	1.67
Taxable-Equivalent SEC 30-day Yield			2.64	1.37	1.37	3.14

% Total Leverage[5]
RIB Financing						1.18%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

North Carolina Municipal Income Fund

February 29, 2016

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	10/23/1991	3.37%	3.48%	5.92%	4.29%
Class A with 4.75% Maximum Sales Charge	—	—	–1.49	–1.41	4.91	3.78
Class B at NAV	10/23/1991	10/23/1991	2.97	2.71	5.14	3.51
Class B with 5% Maximum Sales Charge	—	—	–2.03	–2.29	4.81	3.51
Class C at NAV	05/02/2006	10/23/1991	2.97	2.71	5.14	3.51
Class C with 1% Maximum Sales Charge	—	—	1.97	1.71	5.14	3.51
Class I at NAV	03/03/2008	10/23/1991	3.47	3.58	6.13	4.48
Barclays Municipal Bond Index	—	—	3.62%	3.95%	5.45%	4.75%
Barclays 20 Year Municipal Bond Index	—	—	4.27	4.60	6.98	5.38

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.73%	1.48%	1.48%	0.53%
Net			0.71	1.46	1.46	0.51

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.36%	2.65%	2.65%	3.56%
Taxable-Equivalent Distribution Rate			6.30	4.97	4.97	6.67
SEC 30-day Yield			1.08	0.39	0.39	1.33
Taxable-Equivalent SEC 30-day Yield			2.03	0.73	0.74	2.50

% Total Leverage[5]
RIB Financing						6.60%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Oregon Municipal Income Fund

February 29, 2016

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/28/1993	12/24/1991	3.78%	3.46%	5.79%	3.75%
Class A with 4.75% Maximum Sales Charge	—	—	–1.14	–1.46	4.76	3.25
Class B at NAV	12/24/1991	12/24/1991	3.45	2.71	5.01	2.98
Class B with 5% Maximum Sales Charge	—	—	–1.55	–2.27	4.68	2.98
Class C at NAV	03/02/2006	12/24/1991	3.45	2.72	5.01	2.98
Class C with 1% Maximum Sales Charge	—	—	2.45	1.72	5.01	2.98
Class I at NAV	08/03/2010	12/24/1991	4.01	3.78	6.03	3.86
Barclays Municipal Bond Index	—	—	3.62%	3.95%	5.45%	4.75%
Barclays 20 Year Municipal Bond Index	—	—	4.27	4.60	6.98	5.38

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.74%	1.50%	1.49%	0.54%
Net			0.70	1.46	1.45	0.50

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.53%	2.81%	2.81%	3.72%
Taxable-Equivalent Distribution Rate			6.92	5.51	5.51	7.29
SEC 30-day Yield			1.83	1.18	1.18	2.12
Taxable-Equivalent SEC 30-day Yield			3.60	2.32	2.31	4.16

% Total Leverage[5]
RIB Financing						5.22%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

South Carolina Municipal Income Fund

February 29, 2016

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	02/14/1994	10/02/1992	4.35%	3.78%	6.14%	3.72%
Class A with 4.75% Maximum Sales Charge	—	—	–0.62	–1.16	5.11	3.21
Class B at NAV	10/02/1992	10/02/1992	3.92	3.00	5.35	2.95
Class B with 5% Maximum Sales Charge	—	—	–1.08	–2.00	5.02	2.95
Class C at NAV	01/12/2006	10/02/1992	3.92	2.89	5.35	2.94
Class C with 1% Maximum Sales Charge	—	—	2.92	1.89	5.35	2.94
Class I at NAV	03/03/2008	10/02/1992	4.45	3.98	6.35	3.89
Barclays Municipal Bond Index	—	—	3.62%	3.95%	5.45%	4.75%
Barclays 20 Year Municipal Bond Index	—	—	4.27	4.60	6.98	5.38

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.71%	1.47%	1.46%	0.51%
Net			0.70	1.46	1.45	0.50

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.34%	2.62%	2.62%	3.52%
Taxable-Equivalent Distribution Rate			6.34	4.98	4.98	6.69
SEC 30-day Yield			1.45	0.78	0.78	1.72
Taxable-Equivalent SEC 30-day Yield			2.76	1.48	1.47	3.26

% Total Leverage[5]
RIB Financing						6.40%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

7

Eaton Vance

Virginia Municipal Income Fund

February 29, 2016

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/17/1993	07/26/1991	3.98%	4.16%	4.37%	2.54%
Class A with 4.75% Maximum Sales Charge	—	—	–0.99	–0.74	3.36	2.05
Class B at NAV	07/26/1991	07/26/1991	3.51	3.36	3.59	1.77
Class B with 5% Maximum Sales Charge	—	—	–1.49	–1.64	3.24	1.77
Class C at NAV	02/08/2006	07/26/1991	3.51	3.36	3.57	1.77
Class C with 1% Maximum Sales Charge	—	—	2.51	2.36	3.57	1.77
Class I at NAV	03/03/2008	07/26/1991	4.08	4.37	4.58	2.73
Barclays Municipal Bond Index	—	—	3.62%	3.95%	5.45%	4.75%
Barclays 20 Year Municipal Bond Index	—	—	4.27	4.60	6.98	5.38

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.76%	1.51%	1.51%	0.56%
Net			0.73	1.48	1.48	0.53

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.78%	3.06%	3.06%	3.97%
Taxable-Equivalent Distribution Rate			7.09	5.74	5.74	7.44
SEC 30-day Yield			1.55	0.88	0.89	1.83
Taxable-Equivalent SEC 30-day Yield			2.91	1.66	1.66	3.43

% Total Leverage[5]
RIB Financing						4.05%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Municipal Income Funds

February 29, 2016

Endnotes and Additional Disclosures

[1]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class B and the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

9

Eaton Vance

Municipal Income Funds

February 29, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 – February 29, 2016).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Georgia Municipal Income Fund

	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period* (9/1/15 – 2/29/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,034.60	$3.69	0.73%
Class B	$1,000.00	$1,031.80	$7.48	1.48%
Class C	$1,000.00	$1,031.80	$7.48	1.48%
Class I	$1,000.00	$1,036.80	$2.68	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.67	0.73%
Class B	$1,000.00	$1,017.50	$7.42	1.48%
Class C	$1,000.00	$1,017.50	$7.42	1.48%
Class I	$1,000.00	$1,022.20	$2.66	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2015.

10

Eaton Vance

Municipal Income Funds

February 29, 2016

Fund Expenses — continued

Eaton Vance Maryland Municipal Income Fund

	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period* (9/1/15 – 2/29/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,026.60	$3.93	0.78%
Class B	$1,000.00	$1,023.00	$7.70	1.53%
Class C	$1,000.00	$1,021.90	$7.64	1.52%
Class I	$1,000.00	$1,027.60	$2.87	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.92	0.78%
Class B	$1,000.00	$1,017.30	$7.67	1.53%
Class C	$1,000.00	$1,017.30	$7.62	1.52%
Class I	$1,000.00	$1,022.00	$2.87	0.57%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2015.

Eaton Vance Missouri Municipal Income Fund

	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period* (9/1/15 – 2/29/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,035.50	$3.59	0.71%
Class B	$1,000.00	$1,031.90	$7.43	1.47%
Class C	$1,000.00	$1,032.00	$7.38	1.46%
Class I	$1,000.00	$1,036.50	$2.58	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.57	0.71%
Class B	$1,000.00	$1,017.60	$7.37	1.47%
Class C	$1,000.00	$1,017.60	$7.32	1.46%
Class I	$1,000.00	$1,022.30	$2.56	0.51%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2015.

11

Eaton Vance

Municipal Income Funds

February 29, 2016

Fund Expenses — continued

Eaton Vance North Carolina Municipal Income Fund

	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period* (9/1/15 – 2/29/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,033.70	$3.94	0.78%
Class B	$1,000.00	$1,029.70	$7.72	1.53%
Class C	$1,000.00	$1,029.70	$7.72	1.53%
Class I	$1,000.00	$1,034.70	$2.93	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.92	0.78%
Class B	$1,000.00	$1,017.30	$7.67	1.53%
Class C	$1,000.00	$1,017.30	$7.67	1.53%
Class I	$1,000.00	$1,022.00	$2.92	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2015.

Eaton Vance Oregon Municipal Income Fund

	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period* (9/1/15 – 2/29/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,037.80	$3.80	0.75%
Class B	$1,000.00	$1,034.50	$7.59	1.50%
Class C	$1,000.00	$1,034.50	$7.54	1.49%
Class I	$1,000.00	$1,040.10	$2.79	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.77	0.75%
Class B	$1,000.00	$1,017.40	$7.52	1.50%
Class C	$1,000.00	$1,017.50	$7.47	1.49%
Class I	$1,000.00	$1,022.10	$2.77	0.55%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2015.

12

Eaton Vance

Municipal Income Funds

February 29, 2016

Fund Expenses — continued

Eaton Vance South Carolina Municipal Income Fund

	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period* (9/1/15 – 2/29/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,043.50	$3.66	0.72%
Class B	$1,000.00	$1,039.20	$7.45	1.47%
Class C	$1,000.00	$1,039.20	$7.45	1.47%
Class I	$1,000.00	$1,044.50	$2.64	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.62	0.72%
Class B	$1,000.00	$1,017.60	$7.37	1.47%
Class C	$1,000.00	$1,017.60	$7.37	1.47%
Class I	$1,000.00	$1,022.30	$2.61	0.52%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2015.

Eaton Vance Virginia Municipal Income Fund

	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period* (9/1/15 – 2/29/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,039.80	$3.80	0.75%
Class B	$1,000.00	$1,035.10	$7.64	1.51%
Class C	$1,000.00	$1,035.10	$7.64	1.51%
Class I	$1,000.00	$1,040.80	$2.79	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.77	0.75%
Class B	$1,000.00	$1,017.40	$7.57	1.51%
Class C	$1,000.00	$1,017.40	$7.57	1.51%
Class I	$1,000.00	$1,022.10	$2.77	0.55%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2015.

13

Eaton Vance

Georgia Municipal Income Fund

February 29, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 95.4%

Security	Principal Amount (000’s omitted)	Value

Education — 3.4%
Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27(1)	$600	$628,290
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), 5.00%, 11/1/30	750	873,345
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), 5.00%, 11/1/30	750	884,490

		$2,386,125

Electric Utilities — 2.9%
Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,000	$1,070,940
Monroe County Development Authority, (Oglethorpe Power Corp.), (LOC: JPMorgan Chase Bank N.A.), 0.02%, 1/1/36(2)	1,000	1,000,000

		$2,070,940

Escrowed / Prerefunded — 6.5%
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$800	$1,048,056
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), Prerefunded to 8/1/18, 5.625%, 8/1/34	675	754,353
Gwinnett County, School District, Prerefunded to 2/1/18, 5.00%, 2/1/36	500	541,410
Lincoln County School District, Prerefunded to 4/1/19, 5.50%, 4/1/37	1,000	1,145,090
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, Prerefunded to 1/1/19, 5.50%, 1/1/38	1,000	1,133,310

		$4,622,219

General Obligations — 16.4%
Cherokee County School System, 5.00%, 2/1/29	$1,000	$1,226,450
Columbia County, 5.00%, 4/1/23	450	555,975
Downtown Savannah Authority, 4.00%, 8/1/25	2,495	2,935,443
Forsyth County, 5.00%, 3/1/28	1,000	1,250,800
Georgia, 2.00%, 8/1/27	315	314,332
Georgia, 5.00%, 2/1/28	1,500	1,873,650
Jefferson City School District, 5.25%, 2/1/33	1,500	1,744,815
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	500	543,555
Valdosta School System, 5.00%, 2/1/28	1,000	1,247,000

		$11,692,020

Security	Principal Amount (000’s omitted)	Value

Hospital — 7.6%
Carroll City-County Hospital Authority, (Tanner Medical Center, Inc.), 5.00%, 7/1/29(3)	$500	$612,175
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	1,000	1,096,670
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	1,000	1,116,800
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.00%, 8/1/28	650	783,178
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.625%, 8/1/34	75	81,703
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	1,000	1,097,700
Savannah Hospital Authority, (St Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	598,690

		$5,386,916

Industrial Development Revenue — 4.8%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,495,440
Cobb County Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	925	932,196

		$3,427,636

Insured – Education — 1.8%
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGM), 5.25%, 6/15/27	$1,125	$1,279,586

		$1,279,586

Insured – Electric Utilities — 6.7%
Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20	$435	$461,922
Griffin, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	1,000	1,163,050
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,278,139
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	996,592
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	552,409
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	299,508

		$4,751,620

Insured – Escrowed / Prerefunded — 2.7%
Douglasville-Douglas County, Water and Sewer Authority, (NPFG), Prerefunded to 6/1/17, 5.00%, 6/1/37	$750	$792,525
Georgia Higher Education Facilities Authority, (USG Real Estate Foundation I, LLC), (AGC), Prerefunded to 6/15/18, 5.625%, 6/15/38	170	189,151

14	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
Georgia Higher Education Facilities Authority, (USG Real Estate Foundation I, LLC), (AGC), Prerefunded to 6/15/18, 5.625%, 6/15/38	$830	$923,499

		$1,905,175

Insured – General Obligations — 2.0%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,454,446

		$1,454,446

Insured – Hospital — 2.8%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	$1,750	$1,979,740

		$1,979,740

Insured – Lease Revenue / Certificates of Participation — 3.7%
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$1,326	$1,496,563
Georgia Municipal Association, Inc., Certificates of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,000	1,115,650

		$2,612,213

Insured – Special Tax Revenue — 3.3%
Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,190	$1,224,058
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	555	610,234
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	547,136

		$2,381,428

Insured – Water and Sewer — 6.0%
Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$561,485
DeKalb County, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,977,785
Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	500	631,780
Walton County, Water and Sewer Authority, (AGM), Prerefunded to 2/1/18, 5.00%, 2/1/33	1,000	1,068,670

		$4,239,720

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 2.9%
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	$750	$879,773
Sandy Springs Public Facilities Authority, (City Center Project), 5.00%, 5/1/35	1,000	1,216,270

		$2,096,043

Senior Living / Life Care — 0.9%
Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	$550	$619,025

		$619,025

Special Tax Revenue — 9.0%
Atlanta Development Authority, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$750	$901,133
Floyd County Hospital Authority, (Floyd Health Medical Center), 5.25%, 7/1/29	750	838,643
Gainesville and Hall County Hospital Authority, (Northeast Georgia Medical Center), 5.00%, 2/15/33	1,750	1,929,463
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	205	227,845
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	220	244,717
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	570	354,460
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	260	162,305
Unified Government Development of Athens-Clarke County Development Authority, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,237,442
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	489,479

		$6,385,487

Transportation — 2.8%
Atlanta, Airport Revenue, 5.00%, 1/1/31	$1,000	$1,164,550
Atlanta, Airport Revenue, 5.00%, 1/1/35	750	839,505

		$2,004,055

Water and Sewer — 9.2%
Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	$1,000	$1,216,700
Cobb County-Marietta Water Authority, 5.00%, 11/1/28	375	472,721
Columbus, Water and Sewer Revenue, 5.00%, 5/1/33	500	584,610
Forsyth County, Water and Sewerage Authority, 5.00%, 4/1/27	1,100	1,337,765
Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	1,500	1,742,535

15	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, 5.00%, 1/1/29	$1,000	$1,213,920

		$6,568,251

Total Tax-Exempt Investments — 95.4% (identified cost $62,002,910)		$67,862,645

Other Assets, Less Liabilities — 4.6%		$3,266,057

Net Assets — 100.0%		$71,128,702

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2016, 30.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.3% to 11.1% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at February 29, 2016.

(3)	When-issued security.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	15	Short	Jun-16	$(2,480,011)	$(2,467,969)	$12,042

						$12,042

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
LOC	–	Letter of Credit
NPFG	–	National Public Finance Guaranty Corp.

16	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

February 29, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 101.8%

Security	Principal Amount (000’s omitted)	Value

Education — 10.5%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,129,410
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	2,000	2,331,900
Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,500	1,536,630
University of Maryland, Auxiliary Facility and Tuition Revenue, Prerefunded to 4/1/21, 5.00%, 4/1/28	1,425	1,703,801

		$6,701,741

Electric Utilities — 0.8%
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 2.55% to 6/1/20 (Put Date), 12/1/25	$500	$506,350

		$506,350

Escrowed / Prerefunded — 12.3%
Baltimore County, (Metropolitan District), Prerefunded to 2/1/18, 5.00%, 2/1/31	$2,000	$2,168,120
Maryland Health and Higher Educational Facilities Authority, (Edenwald), Prerefunded to 7/1/16, 5.40%, 1/1/37	370	376,405
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), Prerefunded to 7/1/16, 5.00%, 7/1/36	1,080	1,097,237
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), Prerefunded to 7/1/16, 5.00%, 7/1/41	1,000	1,015,960
Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), Prerefunded to 1/1/18, 5.75%, 1/1/38	750	820,012
Prince George’s County Housing Authority, Prerefunded to 7/15/17, 5.00%, 7/15/23	2,235	2,373,190

		$7,850,924

General Obligations — 12.5%
Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,140	$1,226,401
Baltimore, 4.00%, 10/15/25	1,520	1,711,292
Baltimore, 5.00%, 10/15/27	750	906,622
Maryland, 5.00%, 11/1/19	2,000	2,308,320
Montgomery County, 5.00%, 11/1/29	1,500	1,850,775

		$8,003,410

Security	Principal Amount (000’s omitted)	Value

Hospital — 18.7%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	$1,000	$1,086,770
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,154,550
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/40	2,000	2,203,660
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.00%, 8/15/31	2,000	2,347,420
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), Series B, 5.00%, 8/15/38	1,000	1,128,170
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,086,050
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/39	1,000	1,134,310
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,191,890
Montgomery County, (Trinity Health Corp.), 5.00%, 12/1/45	500	584,805

		$11,917,625

Housing — 4.5%
Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$870	$881,179
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37(1)	1,000	1,011,200
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/47	1,000	1,004,830

		$2,897,209

Industrial Development Revenue — 3.0%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$730	$730,073
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	150	150,631
Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	1,000	1,003,560

		$1,884,264

Insured – Education — 2.1%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$1,200	$1,330,332

		$1,330,332

Insured – Escrowed / Prerefunded — 6.0%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,145	$3,838,252

		$3,838,252

17	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 5.7%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$3,632,076

		$3,632,076

Insured – Housing — 0.5%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/35(2)	$250	$290,323

		$290,323

Insured – Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,305	$193,414

		$193,414

Insured – Transportation — 5.8%
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	$1,400	$1,518,090
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(3)	2,000	2,168,700

		$3,686,790

Insured – Water and Sewer — 3.7%
Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$1,000	$1,120,800
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	1,150	1,261,389

		$2,382,189

Other Revenue — 3.7%
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	$2,000	$2,342,360

		$2,342,360

Senior Living / Life Care — 1.7%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$470	$534,428
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	563,860

		$1,098,288

Special Tax Revenue — 3.9%
Maryland Department of Transportation, Prerefunded to 2/15/18, 5.00%, 2/15/23	$1,000	$1,085,450
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,000	1,120,960
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	274,740

		$2,481,150

Security	Principal Amount (000’s omitted)	Value

Transportation — 6.1%
Maryland Transportation Authority, 4.00%, 7/1/27	$1,000	$1,105,010
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,500	2,780,450

		$3,885,460

Total Tax-Exempt Investments — 101.8% (identified cost $60,362,607)		$64,922,157

Other Assets, Less Liabilities — (1.8)%		$(1,167,986)

Net Assets — 100.0%		$63,754,171

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2016, 23.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 6.0% to 11.5% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	When-issued security.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

18	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	25	Short	Jun-16	$(4,133,351)	$(4,113,281)	$20,070

						$20,070

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

19	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

February 29, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 98.5%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.0%(1)
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue, (Revolving Funds Program), 5.00%, 7/1/30	$30	$34,715

		$34,715

Education — 6.7%
Missouri Health and Educational Facilities Authority, (St. Louis University), 5.00%, 10/1/38	$500	$584,600
Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	1,000	1,148,710
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39	1,500	1,625,520
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	1,275	1,381,692

		$4,740,522

Electric Utilities — 3.3%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$1,150,800
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,177,350

		$2,328,150

Escrowed / Prerefunded — 7.3%
Curators of the University of Missouri System Facilities Revenue, Prerefunded to 11/1/17, 5.00%, 11/1/33	$2,000	$2,148,080
Kansas City, Tax Increment Revenue, (Maincor Project), Escrowed to Maturity, 5.25%, 3/1/18	305	320,616
Missouri Development Finance Board, Cultural Facilities, (Kauffman Center), Prerefunded to 6/1/17, 4.75%, 6/1/37	1,500	1,580,385
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue, (Revolving Funds Program), Prerefunded to 1/1/21, 5.00%, 7/1/30	970	1,154,086

		$5,203,167

General Obligations — 18.4%
Clay County, Public School District, 5.00%, 3/1/28	$1,000	$1,081,660
Columbia School District, 5.00%, 3/1/31	1,000	1,147,100
Hazelwood School District, (Direct Deposit Program), 5.00%, 3/1/33	1,000	1,168,140
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	1,000	1,139,770
Independence School District, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,139,770

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	$1,000	$1,078,650
Kansas City, 4.75%, 2/1/25	1,000	1,073,660
Lake Ozark Osage School, (School Building), 5.00%, 3/1/34	1,000	1,160,690
Springfield School District No. R-12, (Direct Deposit Program), 5.00%, 3/1/33	1,000	1,168,140
University City School District, (Direct Deposit Program), 0.00%, 2/15/32	1,000	629,090
University City School District, (Direct Deposit Program), 0.00%, 2/15/33	1,000	603,980
Wentzville School District No. R-4, 0.00%, 3/1/28	3,000	1,660,950

		$13,051,600

Hospital — 11.6%
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	$1,000	$1,099,180
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.15%, 1/1/32	1,000	1,092,630
Missouri Health and Educational Facilities Authority, (BJC Health System), 5.00%, 1/1/30	1,000	1,187,110
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	1,000	1,101,340
Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,092,710
Missouri Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	1,000	1,057,620
Missouri Health and Educational Facilities Authority, (St. Anthony’s Medical Center), 4.00%, 2/1/40	1,000	1,023,260
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	561,710

		$8,215,560

Housing — 0.6%
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	$90	$94,838
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	285	304,050

		$398,888

Industrial Development Revenue — 2.7%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,510	$1,894,295

		$1,894,295

20	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 1.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$950	$966,084
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	281,226

		$1,247,310

Insured – Escrowed / Prerefunded — 8.8%
Metropolitan Saint Louis Sewer District, (NPFG), Prerefunded to 5/1/17, 5.00%, 5/1/36	$1,000	$1,053,240
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	3,590	3,394,740
Springfield Public Utility, (BHAC), (FGIC), Prerefunded to 8/1/16, 4.50%, 8/1/36	1,775	1,806,826

		$6,254,806

Insured – General Obligations — 4.6%
Platte County Reorganized School District No. R-3, (AGM), 5.00%, 3/1/25	$1,000	$1,045,230
Puerto Rico, (AGM), 5.00%, 7/1/35	1,000	1,030,870
Saint Charles County, Francis Howell School District, (NPFG), 5.25%, 3/1/21	1,000	1,205,040

		$3,281,140

Insured – Hospital — 5.8%
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$2,250	$2,058,390
Missouri Health and Educational Facilities Authority, (St. Luke’s Health System), (AGM), 5.50%, 11/15/28	1,850	2,073,147

		$4,131,537

Insured – Industrial Development Revenue — 1.1%
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$755	$757,205

		$757,205

Insured – Lease Revenue / Certificates of Participation — 5.5%
Jackson County, Leasehold Revenue, (Truman Sports Complex), (AMBAC), 0.00%, 12/1/20	$1,000	$905,820
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,270	1,679,119
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,319,224

		$3,904,163

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 5.7%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,350	$3,023,792
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,280	505,940
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,725	552,082

		$4,081,814

Insured – Transportation — 3.3%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$1,060	$1,086,214
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,276,090

		$2,362,304

Senior Living / Life Care — 4.3%
Lee’s Summit Industrial Development Authority, Senior Living Facilities, (John Knox Village), 5.125%, 8/15/32	$925	$949,078
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	500	534,300
Saint Louis County Industrial Development Authority, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	524,365
Saint Louis County Industrial Development Authority, Series A, (Friendship Village of West County), 5.50%, 9/1/28	1,000	1,024,470

		$3,032,213

Special Tax Revenue — 1.3%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$300,089
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	328,143
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	530	329,586

		$957,818

Water and Sewer — 5.8%
Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,200	$1,328,832
Kansas City, Water Revenue, 5.25%, 12/1/32	1,465	1,623,103
Metropolitan Saint Louis Sewer District, 5.00%, 5/1/30	1,000	1,188,690

		$4,140,625

Total Tax-Exempt Investments — 98.5% (identified cost $63,254,216)		$70,017,832

Other Assets, Less Liabilities — 1.5%		$1,033,623

Net Assets — 100.0%		$71,051,455

21	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2016, 37.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 16.1% of total investments.

(1)	Amount is less than 0.05%.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	29	Short	Jun-16	$(3,805,516)	$(3,784,953)	$20,563
U.S. Long Treasury Bond	6	Short	Jun-16	(992,004)	(987,187)	4,817

						$25,380

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

22	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 29, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 105.7%

Security	Principal Amount (000’s omitted)	Value

Education — 13.7%
Appalachian State University, 5.00%, 10/1/25	$400	$508,124
Appalachian State University, 5.00%, 10/1/26	325	411,720
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	365	439,628
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	5,000	5,564,000
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41	2,000	2,365,880
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/38	2,450	2,702,521
North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,314,580
University of North Carolina at Charlotte, 5.00%, 4/1/32	1,250	1,462,000
University of North Carolina at Greensboro, 5.00%, 4/1/26	655	798,759
University of North Carolina at Greensboro, 5.00%, 4/1/31	1,020	1,197,776

		$16,764,988

Electric Utilities — 2.4%
North Carolina Municipal Power Agency No.1, (Catawba), 5.00%, 1/1/30(2)	$500	$608,385
North Carolina Municipal Power Agency No.1, (Catawba), 5.00%, 1/1/30	1,230	1,355,694
North Carolina Municipal Power Agency No.1, (Catawba), 5.00%, 1/1/31	885	1,011,192

		$2,975,271

Escrowed / Prerefunded — 12.3%
Cabarrus County, Certificates of Participation, Prerefunded to 6/1/18, 5.00%, 6/1/29	$1,550	$1,701,512
Cabarrus County, Certificates of Participation, Prerefunded to 6/1/18, 5.25%, 6/1/28	1,400	1,544,676
Cary, Combined Enterprise System Revenue, Prerefunded to 12/1/17, 5.00%, 12/1/33	2,000	2,154,400
North Carolina Eastern Municipal Power Agency, Prerefunded to 1/1/19, 6.75%, 1/1/24	2,000	2,339,200
North Carolina Medical Care Commission, (Mission Health System, Inc.), Prerefunded to 10/1/17, 5.00%, 10/1/25	2,000	2,141,580
North Carolina Medical Care Commission, (Mission Health System, Inc.), Prerefunded to 10/1/17, 5.00%, 10/1/36	305	326,591
North Carolina Medical Care Commission, (University Health Systems of Eastern Carolina), Prerefunded to 12/1/18, 6.25%, 12/1/33	2,500	2,879,350
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	840	802,704
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	1,290	1,232,724

		$15,122,737

Security	Principal Amount (000’s omitted)	Value

General Obligations — 3.7%
Davidson County, 5.00%, 6/1/24	$600	$756,852
Greensboro, 5.00%, 2/1/27	650	805,850
North Carolina, 4.00%, 6/1/23	2,000	2,357,200
North Carolina, 5.00%, 6/1/22	500	615,585

		$4,535,487

Hospital — 15.3%
North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	$2,000	$2,212,900
North Carolina Medical Care Commission, (Duke University Health System), Series 2009A, 5.00%, 6/1/42	2,295	2,555,069
North Carolina Medical Care Commission, (Duke University Health System), Series 2012A, 5.00%, 6/1/42	1,250	1,423,675
North Carolina Medical Care Commission, (Mission Health System, Inc.), 5.00%, 10/1/36	520	546,442
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,508,952
North Carolina Medical Care Commission, (Novant Health, Inc.), Series A, 4.75%, 11/1/43	1,000	1,057,600
North Carolina Medical Care Commission, (Rex Hospital, Inc.), Series A, 5.00%, 7/1/30	910	1,016,070
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,812,066
North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/31	2,000	2,311,460
North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,324,720

		$18,768,954

Housing — 2.3%
Charlotte Housing Authority, (South Oaks Crossing Apartments), MFMR, (GNMA), (AMT), 4.60%, 8/20/26(3)	$1,430	$1,441,354
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,310	1,320,061

		$2,761,415

Industrial Development Revenue — 0.7%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$850,388

		$850,388

Insured – Education — 0.6%
University of North Carolina, (AGC), 5.00%, 10/1/33	$690	$752,424

		$752,424

23	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 3.6%
Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	$1,950	$2,089,367
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,740	1,747,621
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	599,016

		$4,436,004

Insured – Escrowed / Prerefunded — 6.2%
Johnston Memorial Hospital Authority, (AGM), Prerefunded to 4/1/18, 5.25%, 10/1/36(1)	$6,560	$7,182,872
University of North Carolina, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/33	360	399,888

		$7,582,760

Insured – General Obligations — 0.2%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$285	$297,415

		$297,415

Insured – Hospital — 2.1%
North Carolina Medical Care Commission, (Novant Health Obligated Group), (BHAC), (NPFG), 5.00%, 11/1/39	$2,500	$2,568,600

		$2,568,600

Insured – Lease Revenue / Certificates of Participation — 2.2%
Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	$1,500	$1,589,520
Monroe, Certificates of Participation, (AGC), 5.50%, 3/1/39	1,000	1,114,650

		$2,704,170

Insured – Special Tax Revenue — 0.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$554,345

		$554,345

Insured – Transportation — 5.1%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$3,261,375
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.375%, 1/1/26	1,000	1,109,050
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,800	1,844,514

		$6,214,939

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 17.0%
Buncombe County, 5.00%, 6/1/29	$750	$900,308
Buncombe County, 5.00%, 6/1/31	1,000	1,188,690
Davidson County Limited Obligation Bonds, 5.00%, 6/1/28	1,000	1,246,940
Davidson County Limited Obligation Bonds, 5.00%, 6/1/30	1,010	1,239,795
Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	2,003,280
Durham Capital Financing Corp., 5.00%, 6/1/38	1,000	1,152,010
Durham County, Certificates of Participation, 5.00%, 6/1/31	1,000	1,116,450
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,150,900
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	2,014,075
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	1,000	1,173,730
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	1,000	1,163,440
Raleigh Limited Obligation Bonds, 5.00%, 2/1/27	1,000	1,248,010
Raleigh, (Downtown Improvement Projects), Prerefunded to 2/1/17, 5.00%, 2/1/27	2,000	2,084,900
Wake County, 5.00%, 6/1/36	1,000	1,111,630
Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,165,900
Winston-Salem, 5.00%, 6/1/27	750	910,830

		$20,870,888

Other Revenue — 2.1%
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	$1,000	$1,231,100
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,288,658

		$2,519,758

Solid Waste — 1.0%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,171,420

		$1,171,420

Special Tax Revenue — 0.5%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$545	$613,256

		$613,256

Transportation — 3.7%
Charlotte Airport, 5.50%, 7/1/34	$535	$613,998
Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,650,030
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,138,010

24	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
North Carolina Ports Authority, 5.25%, 2/1/40	$1,000	$1,124,300

		$4,526,338

Water and Sewer — 10.6%
Brunswick County, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$909,735
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/26	355	437,495
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/28	540	655,068
Cape Fear Public Utility Authority, Water and Sewer System, 5.00%, 8/1/35	2,495	2,740,009
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,123,660
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,800	2,055,924
Raleigh, Combined Enterprise System Revenue, 5.00%, 3/1/25	1,000	1,238,330
Wilmington, Storm Water Fee Revenue, 5.00%, 6/1/30	400	487,696
Winston-Salem, Water and Sewer System, 5.00%, 6/1/34	1,000	1,122,840
Winston-Salem, Water and Sewer System, 5.00%, 6/1/39	2,000	2,237,500

		$13,008,257

Total Tax-Exempt Investments — 105.7% (identified cost $119,379,964)		$129,599,814

Other Assets, Less Liabilities — (5.7)%		$(7,002,280)

Net Assets — 100.0%		$122,597,534

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2016, 19.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 8.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
GNMA	–	Government National Mortgage Association
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

25	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 29, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 102.9%

Security	Principal Amount (000’s omitted)	Value

Education — 7.4%
Forest Grove, (Pacific University), 5.00%, 5/1/30	$500	$581,975
Forest Grove, (Pacific University), 5.25%, 5/1/34	1,000	1,119,890
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,387,080
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,087,800
Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	250	279,813
Oregon Facilities Authority, (Reed College), 5.00%, 7/1/29	250	286,167
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,630	1,849,007
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/27	500	595,355
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	500	588,165

		$8,775,252

Electric Utilities — 1.2%
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	$1,250	$1,378,050

		$1,378,050

Escrowed / Prerefunded — 5.6%
Oregon Health and Science University, Prerefunded to 7/1/19, 5.75%, 7/1/39	$2,000	$2,325,140
Port of Portland, Portland International Airport, Prerefunded to 7/1/18, 5.00%, 7/1/29	4,000	4,401,720

		$6,726,860

General Obligations — 31.6%
Beaverton School District 48J, Washington and Multnomah Counties, 5.00%, 6/15/32	$1,235	$1,478,233
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/28	1,500	1,037,985
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/30	700	440,006
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/31	425	255,693
Chemeketa Community College District, 5.00%, 6/15/25	1,000	1,241,010
Deschutes and Jefferson Counties, Redmond School District No. 2J, 0.00%, 6/15/25	460	372,526
Deschutes and Jefferson Counties, Redmond School District No. 2J, 0.00%, 6/15/27	3,175	2,364,264
Fern Ridge School District 28J, Lane and Douglas Counties, 4.00%, (0.00% to 6/15/16), 6/15/24	1,055	1,202,236
Fern Ridge School District 28J, Lane and Douglas Counties, 5.00%, (0.00% to 6/15/16), 6/15/25	575	704,013
Jackson County, School District No. 549C, Prerefunded to 6/15/18, 5.00%, 6/15/33	2,000	2,196,400

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Klamath County, School District, 5.00%, 6/15/29	$1,155	$1,379,624
Lake Oswego, 5.00%, 6/1/33	2,450	2,931,229
Medford, 5.00%, 7/15/32	545	631,094
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/29	1,000	660,160
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/30	1,215	763,725
Multnomah County, David Douglas School District No. 40, 0.00%, 6/15/24	1,640	1,370,712
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/28	2,500	3,058,075
Oregon, 5.00%, 8/1/29(1)	400	504,660
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	1,700	1,704,403
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/38	750	340,388
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,296,998
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	465	478,243
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,788,388
Portland, Limited Tax, (Sellwood Bridge Project), 5.00%, 6/1/23	1,240	1,542,523
Redmond, 5.00%, 6/1/28	605	717,415
Salem-Keizer School District No. 24J, 0.00%, 6/15/29	1,050	733,646
Springfield School District No. 19, Lane County, 5.00%, 6/15/29	1,000	1,228,590
Umatilla County, Pendleton School District No. 16R, 5.00%, 6/15/24	1,220	1,532,344
Umatilla County, Pendleton School District No. 16R, 5.00%, 6/15/28	1,000	1,216,430
Washington County, Forest Grove School District No. 15, 0.00%, 6/15/26	1,975	1,521,500

		$37,692,513

Hospital — 9.4%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), Prerefunded to 1/1/19, 8.25%, 1/1/38	$2,500	$3,022,900
Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	480	482,256
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,518,779
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	297,805
Oregon Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	4,089,686

26	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	$1,500	$1,774,920

		$11,186,346

Housing — 5.2%
Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	$1,265	$1,275,753
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42(2)	4,740	4,960,315

		$6,236,068

Insured – Electric Utilities — 3.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$1,062,692
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	2,772,089

		$3,834,781

Insured – General Obligations — 7.1%
Beaverton School District, (AGC), 5.125%, 6/1/36	$715	$802,745
Clackamas and Washington Counties, School District No. 3, (NPFG), 0.00%, 6/15/23	800	692,160
Linn County, Lebanon Community School District No. 9, (NPFG), 5.50%, 6/15/30(2)	4,000	5,383,040
Newport, (AGC), 0.00%, 6/1/28	1,000	718,570
Newport, (AGC), 0.00%, 6/1/29	1,225	842,200

		$8,438,715

Insured – Hospital — 8.0%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,415	$1,508,857
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	3,000	3,450,630
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	5,300	4,595,259

		$9,554,746

Insured – Special Tax Revenue — 3.8%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	$12,100	$1,706,826
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	1,023,019
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	20,000	1,750,200

		$4,480,045

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 4.6%
Jackson County, Airport, (XLCA), Prerefunded to 12/1/17, 5.25%, 12/1/32	$315	$340,430
Jackson County, Airport, (XLCA), Prerefunded to 12/1/17, 5.25%, 12/1/37	1,685	1,821,030
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	1,390	1,487,119
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,800	1,844,514

		$5,493,093

Other Revenue — 8.3%
Oregon Department of Administrative Services, Prerefunded to 4/1/19, 5.00%, 4/1/28(3)(4)	$8,740	$9,854,874

		$9,854,874

Senior Living / Life Care — 0.4%
Multnomah County Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/24	$415	$471,166

		$471,166

Special Tax Revenue — 5.1%
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/24	$1,500	$1,907,025
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,525	951,981
Tri-County Metropolitan Transportation District, 5.00%, 9/1/30	2,000	2,383,120
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	755	849,556

		$6,091,682

Transportation — 1.5%
Redmond, Airport Revenue, 5.50%, 6/1/24	$215	$239,768
Redmond, Airport Revenue, 5.75%, 6/1/27	200	223,804
Redmond, Airport Revenue, 6.00%, 6/1/34	550	618,717
Redmond, Airport Revenue, 6.25%, 6/1/39	600	678,042

		$1,760,331

Water and Sewer — 0.5%
Clackamas River Water, 5.00%, 11/1/29(1)	$100	$122,308
Clackamas River Water, 5.00%, 11/1/31(1)	250	302,248

27	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Clackamas River Water, 5.00%, 11/1/32(1)	$150	$180,258

		$604,814

Total Tax-Exempt Investments — 102.9% (identified cost $116,290,836)		$122,579,336

Other Assets, Less Liabilities — (2.9)%		$(3,495,173)

Net Assets — 100.0%		$119,084,163

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2016, 25.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 11.8% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,299,874.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	20	Short	Jun-16	$(3,306,681)	$(3,290,625)	$16,056

						$16,056

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

28	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

February 29, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 96.4%

Security	Principal Amount (000’s omitted)	Value

Education — 9.1%
Clemson University, 5.00%, 5/1/26	$2,000	$2,558,260
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	2,695	3,076,235
Florence-Darlington Commission for Technical Education, 5.00%, 3/1/28	600	706,044
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/32	2,000	2,343,860
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/45	2,000	2,289,860
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	704,364

		$11,678,623

Escrowed / Prerefunded — 11.2%
Berkeley County School District, Prerefunded to 12/1/16, 5.125%, 12/1/30	$2,350	$2,433,378
South Carolina Jobs-Economic Development Authority, (Kershaw County Medical Center), Prerefunded to 9/15/18, 6.00%, 9/15/38	3,380	3,831,230
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.375%, 1/1/28	4,355	4,925,592
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.375%, 1/1/28	155	175,074
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	2,375	2,690,899
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	205	232,579

		$14,288,752

General Obligations — 12.1%
Anderson County School District No. 5, 5.00%, 3/1/30	$2,000	$2,476,140
Georgetown County, 5.00%, 3/1/31	2,510	2,914,461
Georgetown County, 5.00%, 3/1/33	2,750	3,168,303
Lexington County School District No. 1, 5.00%, 2/1/26	1,060	1,359,439
Richland-Lexington Airport District, (AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	635,239
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	195	221,247
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	772,564
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	3,953,606

		$15,500,999

Hospital — 21.7%
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,776,570
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	1,000	1,112,360

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Greenville Health System, 5.00%, 5/1/31	$1,500	$1,744,260
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,165,195
Greenwood County, (Self Regional Healthcare), 5.375%, 10/1/39	3,835	4,219,459
Lexington County Health Services District, Inc., 5.00%, 11/1/27	3,615	3,847,734
Lexington County Health Services District, Inc., 5.00%, 11/1/32	955	1,008,423
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	2,500	2,911,300
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/29	450	522,477
South Carolina Jobs-Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/24	1,560	1,574,664
South Carolina Jobs-Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/25	2,010	2,025,959
South Carolina Jobs-Economic Development Authority, (Georgetown Hospital), 3.625%, 2/1/26	2,040	2,055,422
South Carolina Jobs-Economic Development Authority, (Palmetto Health), 5.75%, 8/1/39	3,420	3,713,778

		$27,677,601

Industrial Development Revenue — 1.3%
Richland County, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,500	$1,623,570

		$1,623,570

Insured – Electric Utilities — 5.3%
Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$938,828
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	1,093,200
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,367,834
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,375	2,385,402
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	948,442

		$6,733,706

Insured – Escrowed / Prerefunded — 2.6%
Scago Educational Facilities Corp., Pickens School District, (AGM), Prerefunded to 12/1/16, 4.50%, 12/1/28	$3,210	$3,307,873

		$3,307,873

Insured – Lease Revenue / Certificates of Participation — 0.9%
St. Peters Parish/Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	$1,000	$1,113,680

		$1,113,680

29	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/41	$4,075	$800,493

		$800,493

Insured – Transportation — 2.2%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$2,700	$2,766,771

		$2,766,771

Insured – Utilities — 3.5%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,252,080
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,569,860
Newberry, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	588,930

		$4,410,870

Insured – Water and Sewer — 3.7%
Greenwood, Metropolitan District Sewer System, (AGM), 21.305%, 10/1/30(1)(2)(3)	$1,875	$2,531,025
Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	2,025	2,257,753

		$4,788,778

Lease Revenue / Certificates of Participation — 8.9%
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/22	$1,155	$1,357,726
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/24	500	595,990
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30	2,000	2,392,620
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(4)(5)	3,875	4,635,701
Dorchester County, School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,185,540
Securing Assets for Education, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,225,360

		$11,392,937

Special Tax Revenue — 1.6%
Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26	$1,000	$1,198,340
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	911,444

		$2,109,784

Security	Principal Amount (000’s omitted)	Value

Student Loan — 1.4%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$1,645	$1,770,612

		$1,770,612

Transportation — 3.3%
South Carolina Ports Authority, 5.25%, 7/1/40	$3,725	$4,197,553

		$4,197,553

Water and Sewer — 7.0%
Charleston Waterworks and Sewer Revenue, 5.00%, 1/1/30	$1,000	$1,142,640
Charleston Waterworks and Sewer Revenue, 5.00%, 1/1/35	3,000	3,423,450
Columbia Waterworks and Sewer Revenue, 5.00%, 2/1/40	3,500	3,951,640
North Charleston Sewer District, 2.00%, 1/1/29	500	462,745

		$8,980,475

Total Tax-Exempt Investments — 96.4% (identified cost $112,971,896)		$123,143,077

Other Assets, Less Liabilities — 3.6%		$4,540,971

Net Assets — 100.0%		$127,684,048

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2016, 19.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.2% to 6.1% of total investments.

(1)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at February 29, 2016.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2016, the aggregate value of these securities is $2,531,025 or 2.0% of the Fund’s net assets.

30	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,535,701.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
NPFG	–	National Public Finance Guaranty Corp.

31	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

February 29, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 100.5%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.4%
Virginia Resources Authority, (Pooled Funding Program), 5.25%, 11/1/33	$1,015	$1,127,167

		$1,127,167

Education — 5.2%
Alexandria Industrial Development Authority, (Episcopal High School), 5.00%, 1/1/40	$1,700	$1,833,246
University of Virginia, 5.00%, 6/1/40	2,100	2,285,514

		$4,118,760

Electric Utilities — 2.0%
Chesterfield County Economic Development Authority, (Virginia Electric Power Co.), (AMT), 5.60%, 11/1/31	$1,500	$1,570,365

		$1,570,365

Escrowed / Prerefunded — 11.9%
Virginia College Building Authority, Prerefunded to 9/1/18, 5.00%, 9/1/33	$4,000	$4,431,200
Virginia College Building Authority, Prerefunded to 9/1/18, 5.00%, 9/1/38	275	304,645
Virginia Resources Authority, Clean Water Revenue, Prerefunded to 10/1/19, 5.00%, 10/1/31	1,000	1,150,400
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	1,535	1,721,088
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	160	179,397
Winchester Industrial Development Authority, (Valley Health System), Prerefunded to 1/1/17, 5.25%, 1/1/37	1,500	1,560,660

		$9,347,390

General Obligations — 9.8%
Loudoun County, 5.00%, 7/1/27	$2,820	$3,183,526
Norfolk, 5.00%, 8/1/28	750	901,988
Portsmouth, 4.75%, 7/15/25	500	558,955
Portsmouth, 5.25%, 7/15/25	675	767,799
Virginia, 5.00%, 6/1/31	2,000	2,329,060

		$7,741,328

Hospital — 21.3%
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)(2)	$5,000	$5,952,384
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	3,000	3,390,900

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 1.91%, 8/1/38(3)	$500	$503,410
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,207,710
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	645	748,452
Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,100	1,226,698
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,500	1,575,180
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,605	1,672,121
Winchester Economic Development Authority, (Valley Health System), 5.00%, 1/1/28	450	526,302

		$16,803,157

Insured – Education — 6.7%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$4,155	$5,294,176

		$5,294,176

Insured – Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$1,016,930

		$1,016,930

Insured – Hospital — 4.2%
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	$1,500	$1,693,620
Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	1,575	1,651,750

		$3,345,370

Insured – Special Tax Revenue — 0.6%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$430,022

		$430,022

Insured – Transportation — 16.8%
Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25	$5,000	$6,075,050
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,142,200
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,591,648
Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22	3,800	4,290,960

32	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

February 29, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	$200	$162,320

		$13,262,178

Lease Revenue / Certificates of Participation — 2.1%
Washington County Industrial Development Authority, (Davenport & Co., LLC), 5.25%, 8/1/30	$1,500	$1,668,330

		$1,668,330

Senior Living / Life Care — 3.8%
Albemarle County Economic Development Authority, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$157,061
Alexandria Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/30	750	875,190
Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	1,085	1,124,505
Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), 6.25%, 12/1/33	750	868,012

		$3,024,768

Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$3,750	$314,887

		$314,887

Transportation — 7.9%
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,093,210
Virginia Port Authority, (AMT), 5.00%, 7/1/33	3,000	3,469,530
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,500	1,668,270

		$6,231,010

Water and Sewer — 5.1%
Fairfax County Water Authority, 5.25%, 4/1/27	$1,795	$2,383,652
Hopewell, Sewer System Revenue, 5.00%, 7/15/33	1,000	1,134,930
Upper Occoquan Sewer Authority, 4.50%, 7/1/38	475	494,941

		$4,013,523

Total Tax-Exempt Investments — 100.5% (identified cost $70,724,316)		$79,309,361

Other Assets, Less Liabilities — (0.5)%		$(365,924)

Net Assets — 100.0%		$78,943,437

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2016, 29.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 23.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,622,384.

(3)	Variable rate security. The stated interest rate represents the rate in effect at February 29, 2016.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Statements of Assets and Liabilities (Unaudited)

	February 29, 2016
Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investments —
Identified cost	$62,002,910	$60,362,607	$63,254,216	$119,379,964
Unrealized appreciation	5,859,735	4,559,550	6,763,616	10,219,850
Investments, at value	$67,862,645	$64,922,157	$70,017,832	$129,599,814
Cash	$3,242,136	$187,993	$985,597	$675,083
Restricted cash*	61,000	102,000	65,000	—
Interest receivable	682,045	631,658	771,042	1,481,615
Receivable for investments sold	—	—	105,000	—
Receivable for Fund shares sold	137,330	25,174	135,422	697,479
Total assets	$71,985,156	$65,868,982	$72,079,893	$132,453,991
Liabilities
Payable for floating rate notes issued	$—	$1,500,000	$850,000	$8,670,000
Payable for when-issued securities	615,240	290,798	—	610,915
Payable for variation margin on open financial futures contracts	3,750	6,250	5,578	—
Payable for Fund shares redeemed	117,255	197,013	85,893	387,066
Distributions payable	56,969	51,173	18,279	59,506
Payable to affiliates:
Investment adviser fee	16,877	14,907	17,470	34,733
Distribution and service fees	11,698	18,217	15,007	26,676
Interest expense and fees payable	—	1,666	2,668	23,137
Accrued expenses	34,665	34,787	33,543	44,424
Total liabilities	$856,454	$2,114,811	$1,028,438	$9,856,457
Net Assets	$71,128,702	$63,754,171	$71,051,455	$122,597,534
Sources of Net Assets
Paid-in capital	$75,984,585	$70,393,453	$73,591,603	$123,085,076
Accumulated net realized loss	(10,689,142)	(11,217,307)	(9,434,387)	(10,901,429)
Accumulated undistributed (distributions in excess of) net investment income	(38,518)	(1,595)	105,243	194,037
Net unrealized appreciation	5,871,777	4,579,620	6,788,996	10,219,850
Net Assets	$71,128,702	$63,754,171	$71,051,455	$122,597,534
Class A Shares
Net Assets	$40,869,429	$41,875,003	$60,601,838	$81,164,788
Shares Outstanding	4,695,536	4,611,944	6,286,817	8,756,069
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.70	$9.08	$9.64	$9.27
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.13	$9.53	$10.12	$9.73
Class B Shares
Net Assets	$456,739	$608,426	$586,985	$464,389
Shares Outstanding	49,112	61,448	55,100	46,582
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.30	$9.90	$10.65	$9.97
Class C Shares
Net Assets	$6,421,652	$14,702,354	$6,650,380	$17,925,936
Shares Outstanding	689,953	1,484,400	624,834	1,797,819
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.31	$9.90	$10.64	$9.97
Class I Shares
Net Assets	$23,380,882	$6,568,388	$3,212,252	$23,042,421
Shares Outstanding	2,678,682	721,830	332,755	2,479,066
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.73	$9.10	$9.65	$9.29

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Statements of Assets and Liabilities (Unaudited) — continued

	February 29, 2016
Assets	Oregon Fund	South Carolina Fund	Virginia Fund
Investments —
Identified cost	$116,290,836	$112,971,896	$70,724,316
Unrealized appreciation	6,288,500	10,171,181	8,585,045
Investments, at value	$122,579,336	$123,143,077	$79,309,361
Cash	$3,222,051	$6,115,459	$2,226,245
Restricted cash*	82,000	—	—
Interest receivable	1,189,492	1,588,669	807,582
Receivable for Fund shares sold	108,672	400,344	158,907
Total assets	$127,181,551	$131,247,549	$82,502,095
Liabilities
Payable for floating rate notes issued	$6,555,000	$3,100,000	$3,330,000
Payable for when-issued securities	1,115,325	—	—
Payable for variation margin on open financial futures contracts	5,000	—	—
Payable for Fund shares redeemed	264,661	264,758	89,182
Distributions payable	37,366	84,921	67,196
Payable to affiliates:
Investment adviser fee	33,934	35,594	20,495
Distribution and service fees	26,516	31,481	13,894
Interest expense and fees payable	15,300	4,493	1,267
Accrued expenses	44,286	42,254	36,624
Total liabilities	$8,097,388	$3,563,501	$3,558,658
Net Assets	$119,084,163	$127,684,048	$78,943,437
Sources of Net Assets
Paid-in capital	$133,999,153	$140,209,110	$92,694,680
Accumulated net realized loss	(21,440,559)	(22,814,367)	(22,488,444)
Accumulated undistributed net investment income	221,013	118,124	152,156
Net unrealized appreciation	6,304,556	10,171,181	8,585,045
Net Assets	$119,084,163	$127,684,048	$78,943,437
Class A Shares
Net Assets	$89,004,605	$69,098,713	$58,064,266
Shares Outstanding	10,120,076	7,336,716	7,145,221
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.79	$9.42	$8.13
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.23	$9.89	$8.54
Class B Shares
Net Assets	$1,324,952	$767,565	$404,633
Shares Outstanding	137,732	76,852	44,983
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.62	$9.99	$9.00
Class C Shares
Net Assets	$15,140,044	$26,674,212	$5,745,808
Shares Outstanding	1,572,173	2,669,687	638,422
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.63	$9.99	$9.00
Class I Shares
Net Assets	$13,614,562	$31,143,558	$14,728,730
Shares Outstanding	1,549,253	3,303,612	1,808,038
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.79	$9.43	$8.15

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Statements of Operations (Unaudited)

	Six Months Ended February 29, 2016
Investment Income	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Interest	$1,329,703	$1,322,484	$1,556,282	$2,444,103
Total investment income	$1,329,703	$1,322,484	$1,556,282	$2,444,103

Expenses
Investment adviser fee	$101,483	$93,019	$109,329	$205,925
Distribution and service fees
Class A	40,479	41,915	60,524	79,053
Class B	2,403	2,995	3,084	2,375
Class C	29,165	68,852	30,503	82,029
Trustees’ fees and expenses	2,110	1,970	2,145	3,428
Custodian fee	14,831	14,509	15,387	19,639
Transfer and dividend disbursing agent fees	11,531	14,277	13,587	22,295
Legal and accounting services	35,642	35,766	21,497	26,677
Printing and postage	4,869	4,717	4,725	6,372
Registration fees	1,157	3,992	2,378	1,274
Interest expense and fees	–	7,058	3,089	40,341
Miscellaneous	9,530	8,769	9,154	11,366
Total expenses	$253,200	$297,839	$275,402	$500,774
Deduct —
Reduction of custodian fee	$17	$39	$67	$88
Total expense reductions	$17	$39	$67	$88

Net expenses	$253,183	$297,800	$275,335	$500,686

Net investment income	$1,076,520	$1,024,684	$1,280,947	$1,943,417

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$9,455	$106,411	$110,089	$13,894
Financial futures contracts	(202,730)	(337,883)	(219,740)	—
Net realized gain (loss)	$(193,275)	$(231,472)	$(109,651)	$13,894
Change in unrealized appreciation (depreciation) —
Investments	$1,501,846	$820,468	$1,281,903	$1,899,715
Financial futures contracts	13,359	22,265	17,352	—
Net change in unrealized appreciation (depreciation)	$1,515,205	$842,733	$1,299,255	$1,899,715

Net realized and unrealized gain	$1,321,930	$611,261	$1,189,604	$1,913,609

Net increase in net assets from operations	$2,398,450	$1,635,945	$2,470,551	$3,857,026

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Statements of Operations (Unaudited) — continued

	Six Months Ended February 29, 2016
Investment Income	Oregon Fund	South Carolina Fund	Virginia Fund
Interest	$2,654,181	$2,584,798	$1,833,846
Total investment income	$2,654,181	$2,584,798	$1,833,846

Expenses
Investment adviser fee	$209,385	$213,332	$128,180
Distribution and service fees
Class A	87,884	69,833	57,729
Class B	6,536	4,113	2,220
Class C	67,761	121,591	27,921
Trustees’ fees and expenses	3,339	3,482	2,343
Custodian fee	19,669	19,795	15,738
Transfer and dividend disbursing agent fees	21,793	19,261	17,659
Legal and accounting services	24,508	28,774	23,383
Printing and postage	6,822	6,190	5,183
Registration fees	928	484	2,998
Interest expense and fees	18,672	8,807	13,652
Miscellaneous	11,939	9,961	8,624
Total expenses	$479,236	$505,623	$305,630
Deduct —
Reduction of custodian fee	$71	$6	$15
Total expense reductions	$71	$6	$15

Net expenses	$479,165	$505,617	$305,615

Net investment income	$2,175,016	$2,079,181	$1,528,231

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(13,861)	$215,285	$41,209
Financial futures contracts	(270,365)	—	38,296
Net realized gain (loss)	$(284,226)	$215,285	$79,505
Change in unrealized appreciation (depreciation) —
Investments	$2,428,547	$2,683,412	$1,381,317
Financial futures contracts	17,812	—	4,391
Net change in unrealized appreciation (depreciation)	$2,446,359	$2,683,412	$1,385,708

Net realized and unrealized gain	$2,162,133	$2,898,697	$1,465,213

Net increase in net assets from operations	$4,337,149	$4,977,878	$2,993,444

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Statements of Changes in Net Assets

	Six Months Ended February 29, 2016 (Unaudited)
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$1,076,520	$1,024,684	$1,280,947	$1,943,417
Net realized gain (loss) from investment transactions and financial futures contracts	(193,275)	(231,472)	(109,651)	13,894
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,515,205	842,733	1,299,255	1,899,715
Net increase in net assets from operations	$2,398,450	$1,635,945	$2,470,551	$3,857,026
Distributions to shareholders —
From net investment income
Class A	$(631,903)	$(687,281)	$(1,105,528)	$(1,341,257)
Class B	(6,036)	(7,977)	(9,414)	(6,610)
Class C	(72,728)	(183,279)	(93,075)	(228,403)
Class I	(359,375)	(121,613)	(59,111)	(363,919)
Total distributions to shareholders	$(1,070,042)	$(1,000,150)	$(1,267,128)	$(1,940,189)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,490,593	$606,074	$1,560,012	$4,381,219
Class B	—	301	559	403
Class C	1,102,107	987,873	390,045	1,850,884
Class I	3,790,969	635,410	294,436	5,444,503
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	532,482	513,631	1,025,324	1,208,540
Class B	5,188	7,307	8,855	5,956
Class C	62,177	126,626	75,373	193,653
Class I	107,769	30,277	43,054	186,679
Cost of shares redeemed
Class A	(2,434,835)	(2,425,405)	(5,064,200)	(4,173,147)
Class B	(63,697)	(25,634)	(50,277)	(69,765)
Class C	(854,431)	(1,224,933)	(294,465)	(1,580,833)
Class I	(1,339,914)	(1,333,383)	(135,026)	(3,614,508)
Net asset value of shares exchanged
Class A	55,355	56,940	177,119	55,536
Class B	(55,355)	(56,940)	(177,119)	(55,536)
Net increase (decrease) in net assets from Fund share transactions	$2,398,408	$(2,101,856)	$(2,146,310)	$3,833,584

Net increase (decrease) in net assets	$3,726,816	$(1,466,061)	$(942,887)	$5,750,421

Net Assets
At beginning of period	$67,401,886	$65,220,232	$71,994,342	$116,847,113
At end of period	$71,128,702	$63,754,171	$71,051,455	$122,597,534

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(38,518)	$(1,595)	$105,243	$194,037

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Statements of Changes in Net Assets — continued

	Six Months Ended February 29, 2016 (Unaudited)
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund
From operations —
Net investment income	$2,175,016	$2,079,181	$1,528,231
Net realized gain (loss) from investment transactions and financial futures contracts	(284,226)	215,285	79,505
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,446,359	2,683,412	1,385,708
Net increase in net assets from operations	$4,337,149	$4,977,878	$2,993,444
Distributions to shareholders —
From net investment income
Class A	$(1,665,374)	$(1,261,980)	$(1,115,210)
Class B	(20,900)	(12,400)	(7,292)
Class C	(216,531)	(364,877)	(91,888)
Class I	(251,813)	(435,221)	(292,858)
Total distributions to shareholders	$(2,154,618)	$(2,074,478)	$(1,507,248)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,000,980	$2,685,544	$1,244,820
Class B	264	12	21,698
Class C	1,654,658	1,642,581	509,758
Class I	3,295,190	14,015,478	620,854
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,585,008	1,151,771	910,700
Class B	19,991	12,171	6,688
Class C	198,928	319,277	75,245
Class I	113,100	138,415	102,162
Cost of shares redeemed
Class A	(6,252,443)	(8,754,786)	(3,926,963)
Class B	(262,889)	(39,883)	(53,356)
Class C	(798,652)	(1,087,849)	(1,373,925)
Class I	(3,890,138)	(2,269,710)	(937,822)
Net asset value of shares exchanged
Class A	65,609	163,632	103,592
Class B	(65,609)	(163,632)	(103,592)
Net increase (decrease) in net assets from Fund share transactions	$(336,003)	$7,813,021	$(2,800,141)

Net increase (decrease) in net assets	$1,846,528	$10,716,421	$(1,313,945)

Net Assets
At beginning of period	$117,237,635	$116,967,627	$80,257,382
At end of period	$119,084,163	$127,684,048	$78,943,437

Accumulated undistributed net investment income included in net assets
At end of period	$221,013	$118,124	$152,156

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2015
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$2,154,572	$2,272,763	$2,620,353	$3,940,257
Net realized gain (loss) from investment transactions and financial futures contracts	111,663	78,052	(112,486)	(42,504)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(662,709)	(1,060,558)	(917,392)	(778,331)
Net increase in net assets from operations	$1,603,526	$1,290,257	$1,590,475	$3,119,422
Distributions to shareholders —
From net investment income
Class A	$(1,470,967)	$(1,556,010)	$(2,285,304)	$(2,766,073)
Class B	(20,365)	(24,032)	(27,370)	(20,622)
Class C	(162,838)	(419,521)	(182,602)	(481,958)
Class I	(487,063)	(226,510)	(97,752)	(667,973)
Total distributions to shareholders	$(2,141,233)	$(2,226,073)	$(2,593,028)	$(3,936,626)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,697,595	$2,115,853	$4,542,935	$10,286,223
Class B	55	3,950	1,444	1,082
Class C	1,543,256	2,109,367	956,998	3,326,861
Class I	14,406,709	3,918,188	1,144,351	7,543,651
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,234,346	1,177,324	2,105,803	2,459,618
Class B	18,286	19,168	25,817	18,684
Class C	138,875	292,606	146,522	405,399
Class I	174,537	63,293	79,121	284,604
Cost of shares redeemed
Class A	(6,208,081)	(8,769,600)	(9,631,594)	(13,213,657)
Class B	(132,966)	(142,518)	(68,492)	(160,770)
Class C	(1,181,706)	(3,390,182)	(808,543)	(4,061,198)
Class I	(3,476,013)	(1,233,083)	(457,737)	(2,590,079)
Net asset value of shares exchanged
Class A	176,403	342,216	312,451	152,598
Class B	(176,403)	(342,216)	(312,451)	(152,598)
Net increase (decrease) in net assets from Fund share transactions	$10,214,893	$(3,835,634)	$(1,963,375)	$4,300,418

Net increase (decrease) in net assets	$9,677,186	$(4,771,450)	$(2,965,928)	$3,483,214

Net Assets
At beginning of year	$57,724,700	$69,991,682	$74,960,270	$113,363,899
At end of year	$67,401,886	$65,220,232	$71,994,342	$116,847,113

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(44,996)	$(26,129)	$91,424	$190,809

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2015
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund
From operations —
Net investment income	$4,406,455	$4,308,837	$3,230,562
Net realized gain (loss) from investment transactions and financial futures contracts	56,874	217,431	(12,450)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(1,880,883)	(1,589,795)	(1,753,763)
Net increase in net assets from operations	$2,582,446	$2,936,473	$1,464,349
Distributions to shareholders —
From net investment income
Class A	$(3,404,373)	$(2,720,124)	$(2,325,363)
Class B	(61,292)	(35,926)	(24,813)
Class C	(418,567)	(730,882)	(211,113)
Class I	(481,883)	(783,252)	(603,139)
Total distributions to shareholders	$(4,366,115)	$(4,270,184)	$(3,164,428)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,997,054	$5,282,013	$2,936,512
Class B	566	172	—
Class C	2,886,116	3,278,874	560,121
Class I	9,899,037	8,334,509	2,788,972
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,232,071	2,481,328	1,872,961
Class B	59,407	34,943	23,187
Class C	388,108	637,455	174,193
Class I	225,590	244,613	185,130
Cost of shares redeemed
Class A	(12,510,638)	(12,062,655)	(9,342,269)
Class B	(647,993)	(250,808)	(293,766)
Class C	(2,812,512)	(4,417,683)	(1,646,451)
Class I	(5,118,662)	(8,039,347)	(2,633,899)
Net asset value of shares exchanged
Class A	224,455	314,220	283,422
Class B	(224,455)	(314,220)	(283,422)
Net increase (decrease) in net assets from Fund share transactions	$2,598,144	$(4,476,586)	$(5,375,309)

Net increase (decrease) in net assets	$814,475	$(5,810,297)	$(7,075,388)

Net Assets
At beginning of year	$116,423,160	$122,777,924	$87,332,770
At end of year	$117,237,635	$116,967,627	$80,257,382

Accumulated undistributed net investment income included in net assets
At end of year	$200,615	$113,421	$131,173

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights

	Georgia Fund — Class A
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$8.540		$8.610	$8.030	$8.860	$8.440	$8.820

Income (Loss) From Operations
Net investment income(1)	$0.135		$0.307	$0.335	$0.322	$0.352	$0.410
Net realized and unrealized gain (loss)	0.159		(0.072)	0.578	(0.831)	0.419	(0.391)

Total income (loss) from operations	$0.294		$0.235	$0.913	$(0.509)	$0.771	$0.019

Less Distributions
From net investment income	$(0.134)		$(0.305)	$(0.333)	$(0.318)	$(0.349)	$(0.399)
Tax return of capital	—		—	—	(0.003)	(0.002)	—

Total distributions	$(0.134)		$(0.305)	$(0.333)	$(0.321)	$(0.351)	$(0.399)

Net asset value — End of period	$8.700		$8.540	$8.610	$8.030	$8.860	$8.440

Total Return(2)	3.46	%(3)	2.76%	11.54%	(5.98)%	9.31%	0.32%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,869		$40,437	$41,884	$45,169	$50,236	$48,635
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.73	%(5)	0.70%	0.71%	0.72%	0.74%	0.76%
Interest and fee expense(6)	—		0.03%	0.04%	0.04%	0.05%	0.09%
Total expenses(4)	0.73	%(5)	0.73%	0.75%	0.76%	0.79%	0.85%
Net investment income	3.14	%(5)	3.57%	4.00%	3.69%	4.06%	4.84%
Portfolio Turnover	4	%(3)	14%	7%	19%	12%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights — continued

	Georgia Fund — Class B
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.120		$9.200	$8.580	$9.470	$9.020	$9.430

Income (Loss) From Operations
Net investment income(1)	$0.110		$0.262	$0.291	$0.275	$0.309	$0.371
Net realized and unrealized gain (loss)	0.179		(0.085)	0.617	(0.892)	0.446	(0.422)

Total income (loss) from operations	$0.289		$0.177	$0.908	$(0.617)	$0.755	$(0.051)

Less Distributions
From net investment income	$(0.109)		$(0.257)	$(0.288)	$(0.270)	$(0.303)	$(0.359)
Tax return of capital	—		—	—	(0.003)	(0.002)	—

Total distributions	$(0.109)		$(0.257)	$(0.288)	$(0.273)	$(0.305)	$(0.359)

Net asset value — End of period	$9.300		$9.120	$9.200	$8.580	$9.470	$9.020

Total Return(2)	3.18	%(3)	1.94%	10.71%	(6.71)%	8.51%	(0.47)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$457		$561	$857	$1,162	$2,157	$3,086
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.48	%(5)	1.46%	1.46%	1.47%	1.49%	1.51%
Interest and fee expense(6)	—		0.03%	0.04%	0.04%	0.05%	0.09%
Total expenses(4)	1.48	%(5)	1.49%	1.50%	1.51%	1.54%	1.60%
Net investment income	2.41	%(5)	2.84%	3.25%	2.94%	3.35%	4.09%
Portfolio Turnover	4	%(3)	14%	7%	19%	12%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights — continued

	Georgia Fund — Class C
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.130		$9.200	$8.580	$9.480	$9.030	$9.430

Income (Loss) From Operations
Net investment income(1)	$0.110		$0.258	$0.291	$0.275	$0.306	$0.372
Net realized and unrealized gain (loss)	0.179		(0.071)	0.618	(0.902)	0.450	(0.413)

Total income (loss) from operations	$0.289		$0.187	$0.909	$(0.627)	$0.756	$(0.041)

Less Distributions
From net investment income	$(0.109)		$(0.257)	$(0.289)	$(0.270)	$(0.304)	$(0.359)
Tax return of capital	—		—	—	(0.003)	(0.002)	—

Total distributions	$(0.109)		$(0.257)	$(0.289)	$(0.273)	$(0.306)	$(0.359)

Net asset value — End of period	$9.310		$9.130	$9.200	$8.580	$9.480	$9.030

Total Return(2)	3.18	%(3)	2.05%	10.71%	(6.81)%	8.50%	(0.36)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,422		$5,991	$5,543	$5,683	$7,277	$6,996
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.48	%(5)	1.45%	1.46%	1.47%	1.49%	1.51%
Interest and fee expense(6)	—		0.03%	0.04%	0.04%	0.05%	0.09%
Total expenses(4)	1.48	%(5)	1.48%	1.50%	1.51%	1.54%	1.60%
Net investment income	2.39	%(5)	2.80%	3.24%	2.93%	3.31%	4.10%
Portfolio Turnover	4	%(3)	14%	7%	19%	12%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights — continued

	Georgia Fund — Class I
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$8.560		$8.630	$8.050	$8.890	$8.470	$8.850

Income (Loss) From Operations
Net investment income(1)	$0.144		$0.318	$0.352	$0.341	$0.367	$0.427
Net realized and unrealized gain (loss)	0.169		(0.065)	0.578	(0.842)	0.422	(0.390)

Total income (loss) from operations	$0.313		$0.253	$0.930	$(0.501)	$0.789	$0.037

Less Distributions
From net investment income	$(0.143)		$(0.323)	$(0.350)	$(0.336)	$(0.366)	$(0.417)
Tax return of capital	—		—	—	(0.003)	(0.003)	—

Total distributions	$(0.143)		$(0.323)	$(0.350)	$(0.339)	$(0.369)	$(0.417)

Net asset value — End of period	$8.730		$8.560	$8.630	$8.050	$8.890	$8.470

Total Return(2)	3.68	%(3)	2.97%	11.74%	(5.87)%	9.50%	0.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,381		$20,413	$9,440	$8,352	$12,462	$9,207
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.53	%(5)	0.50%	0.51%	0.52%	0.54%	0.56%
Interest and fee expense(6)	—		0.03%	0.04%	0.04%	0.05%	0.09%
Total expenses(4)	0.53	%(5)	0.53%	0.55%	0.56%	0.59%	0.65%
Net investment income	3.34	%(5)	3.69%	4.19%	3.88%	4.22%	5.03%
Portfolio Turnover	4	%(3)	14%	7%	19%	12%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights — continued

	Maryland Fund — Class A
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014		2013	2012	2011
Net asset value — Beginning of period	$8.990		$9.110	$8.620		$9.420	$8.840	$9.150

Income (Loss) From Operations
Net investment income(1)	$0.151		$0.318	$0.338		$0.339	$0.365	$0.397
Net realized and unrealized gain (loss)	0.086		(0.127)	0.484		(0.804)	0.576	(0.316)

Total income (loss) from operations	$0.237		$0.191	$0.822		$(0.465)	$0.941	$0.081

Less Distributions
From net investment income	$(0.147)		$(0.311)	$(0.332)		$(0.335)	$(0.361)	$(0.391)

Total distributions	$(0.147)		$(0.311)	$(0.332)		$(0.335)	$(0.361)	$(0.391)

Net asset value — End of period	$9.080		$8.990	$9.110		$8.620	$9.420	$8.840

Total Return(2)	2.66	%(3)	2.12%	9.67%		(5.14)%	10.81%	1.03%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,875		$42,706	$48,449		$50,085	$62,306	$57,801
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.76	%(5)	0.73%	0.74%		0.75%	0.75%	0.78%
Interest and fee expense(6)	0.02	%(5)	0.02%	0.03%		0.03%	0.04%	0.04%
Total expenses(4)	0.78	%(5)	0.75%	0.77%		0.78%	0.79%	0.82%
Net investment income	3.36	%(5)	3.50%	3.79%		3.63%	3.96%	4.53%
Portfolio Turnover	2	%(3)	13%	0	%(7)	10%	12%	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Amount is less than 0.5%.

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights — continued

	Maryland Fund — Class B
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014		2013	2012	2011
Net asset value — Beginning of period	$9.800		$9.940	$9.400		$10.270	$9.640	$9.980

Income (Loss) From Operations
Net investment income(1)	$0.128		$0.273	$0.297		$0.293	$0.325	$0.361
Net realized and unrealized gain (loss)	0.096		(0.148)	0.532		(0.874)	0.624	(0.346)

Total income (loss) from operations	$0.224		$0.125	$0.829		$(0.581)	$0.949	$0.015

Less Distributions
From net investment income	$(0.124)		$(0.265)	$(0.289)		$(0.289)	$(0.319)	$(0.355)

Total distributions	$(0.124)		$(0.265)	$(0.289)		$(0.289)	$(0.319)	$(0.355)

Net asset value — End of period	$9.900		$9.800	$9.940		$9.400	$10.270	$9.640

Total Return(2)	2.30	%(3)	1.26%	8.92%		(5.83)%	9.96%	0.26%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$608		$677	$1,150		$1,738	$2,286	$3,494
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.51	%(5)	1.48%	1.49%		1.50%	1.50%	1.53%
Interest and fee expense(6)	0.02	%(5)	0.02%	0.03%		0.03%	0.04%	0.04%
Total expenses(4)	1.53	%(5)	1.50%	1.52%		1.53%	1.54%	1.57%
Net investment income	2.61	%(5)	2.76%	3.05%		2.88%	3.25%	3.78%
Portfolio Turnover	2	%(3)	13%	0	%(7)	10%	12%	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Amount is less than 0.5%.

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights — continued

	Maryland Fund — Class C
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014		2013	2012	2011
Net asset value — Beginning of period	$9.810		$9.940	$9.400		$10.280	$9.640	$9.980

Income (Loss) From Operations
Net investment income(1)	$0.128		$0.272	$0.296		$0.291	$0.321	$0.361
Net realized and unrealized gain (loss)	0.086		(0.137)	0.533		(0.882)	0.638	(0.346)

Total income (loss) from operations	$0.214		$0.135	$0.829		$(0.591)	$0.959	$0.015

Less Distributions
From net investment income	$(0.124)		$(0.265)	$(0.289)		$(0.289)	$(0.319)	$(0.355)

Total distributions	$(0.124)		$(0.265)	$(0.289)		$(0.289)	$(0.319)	$(0.355)

Net asset value — End of period	$9.900		$9.810	$9.940		$9.400	$10.280	$9.640

Total Return(2)	2.19	%(3)	1.37%	8.92%		(5.92)%	10.07%	0.26%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,702		$14,671	$15,875		$16,493	$16,094	$11,488
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.50	%(5)	1.48%	1.49%		1.50%	1.50%	1.53%
Interest and fee expense(6)	0.02	%(5)	0.02%	0.03%		0.03%	0.04%	0.04%
Total expenses(4)	1.52	%(5)	1.50%	1.52%		1.53%	1.54%	1.57%
Net investment income	2.61	%(5)	2.75%	3.04%		2.86%	3.19%	3.78%
Portfolio Turnover	2	%(3)	13%	0	%(7)	10%	12%	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Amount is less than 0.5%.

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights — continued

	Maryland Fund — Class I
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014		2013	2012	2011
Net asset value — Beginning of period	$9.010		$9.130	$8.640		$9.440	$8.860	$9.170

Income (Loss) From Operations
Net investment income(1)	$0.160		$0.335	$0.357		$0.356	$0.382	$0.416
Net realized and unrealized gain (loss)	0.087		(0.125)	0.484		(0.802)	0.579	(0.316)

Total income (loss) from operations	$0.247		$0.210	$0.841		$(0.446)	$0.961	$0.100

Less Distributions
From net investment income	$(0.157)		$(0.330)	$(0.351)		$(0.354)	$(0.381)	$(0.410)

Total distributions	$(0.157)		$(0.330)	$(0.351)		$(0.354)	$(0.381)	$(0.410)

Net asset value — End of period	$9.100		$9.010	$9.130		$8.640	$9.440	$8.860

Total Return(2)	2.76	%(3)	2.32%	9.88%		(4.93)%	11.02%	1.24%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,568		$7,167	$4,518		$4,595	$3,805	$2,452
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.55	%(5)	0.53%	0.54%		0.55%	0.55%	0.58%
Interest and fee expense(6)	0.02	%(5)	0.02%	0.03%		0.03%	0.04%	0.04%
Total expenses(4)	0.57	%(5)	0.55%	0.57%		0.58%	0.59%	0.62%
Net investment income	3.56	%(5)	3.68%	3.99%		3.82%	4.14%	4.75%
Portfolio Turnover	2	%(3)	13%	0	%(7)	10%	12%	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Amount is less than 0.5%.

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights — continued

	Missouri Fund — Class A
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.480		$9.610	$8.870	$9.830	$9.180	$9.570

Income (Loss) From Operations
Net investment income(1)	$0.176		$0.347	$0.352	$0.348	$0.365	$0.390
Net realized and unrealized gain (loss)	0.158		(0.134)	0.746	(0.963)	0.647	(0.393)

Total income (loss) from operations	$0.334		$0.213	$1.098	$(0.615)	$1.012	$(0.003)

Less Distributions
From net investment income	$(0.174)		$(0.343)	$(0.358)	$(0.345)	$(0.362)	$(0.387)

Total distributions	$(0.174)		$(0.343)	$(0.358)	$(0.345)	$(0.362)	$(0.387)

Net asset value — End of period	$9.640		$9.480	$9.610	$8.870	$9.830	$9.180

Total Return(2)	3.55	%(3)	2.24%	12.58%	(6.49)%	11.20%	0.09%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$60,602		$61,873	$65,399	$61,391	$80,768	$76,391
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.70	%(5)	0.70%	0.71%	0.72%	0.73%	0.74%
Interest and fee expense(6)	0.01	%(5)	0.01%	0.01%	0.02%	0.02%	0.03%
Total expenses(4)	0.71	%(5)	0.71%	0.72%	0.74%	0.75%	0.77%
Net investment income	3.69	%(5)	3.62%	3.79%	3.59%	3.82%	4.28%
Portfolio Turnover	4	%(3)	7%	15%	10%	12%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights — continued

	Missouri Fund — Class B
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$10.470		$10.620	$9.810	$10.870	$10.140	$10.580

Income (Loss) From Operations
Net investment income(1)	$0.155		$0.304	$0.312	$0.304	$0.327	$0.354
Net realized and unrealized gain (loss)	0.177		(0.154)	0.817	(1.063)	0.724	(0.442)

Total income (loss) from operations	$0.332		$0.150	$1.129	$(0.759)	$1.051	$(0.088)

Less Distributions
From net investment income	$(0.152)		$(0.300)	$(0.319)	$(0.301)	$(0.321)	$(0.352)

Total distributions	$(0.152)		$(0.300)	$(0.319)	$(0.301)	$(0.321)	$(0.352)

Net asset value — End of period	$10.650		$10.470	$10.620	$9.810	$10.870	$10.140

Total Return(2)	3.19	%(3)	1.41%	11.67%	(7.17)%	10.50%	(0.74)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$587		$794	$1,159	$1,245	$1,936	$2,618
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.46%	1.46%	1.47%	1.48%	1.50%
Interest and fee expense(6)	0.01	%(5)	0.01%	0.01%	0.02%	0.02%	0.03%
Total expenses(4)	1.47	%(5)	1.47%	1.47%	1.49%	1.50%	1.53%
Net investment income	2.94	%(5)	2.87%	3.04%	2.84%	3.11%	3.52%
Portfolio Turnover	4	%(3)	7%	15%	10%	12%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights — continued

	Missouri Fund — Class C
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$10.460		$10.610	$9.800	$10.860	$10.140	$10.570

Income (Loss) From Operations
Net investment income(1)	$0.154		$0.304	$0.312	$0.303	$0.321	$0.354
Net realized and unrealized gain (loss)	0.178		(0.154)	0.817	(1.062)	0.719	(0.432)

Total income (loss) from operations	$0.332		$0.150	$1.129	$(0.759)	$1.040	$(0.078)

Less Distributions
From net investment income	$(0.152)		$(0.300)	$(0.319)	$(0.301)	$(0.320)	$(0.352)

Total distributions	$(0.152)		$(0.300)	$(0.319)	$(0.301)	$(0.320)	$(0.352)

Net asset value — End of period	$10.640		$10.460	$10.610	$9.800	$10.860	$10.140

Total Return(2)	3.20	%(3)	1.41%	11.67%	(7.18)%	10.40%	(0.65)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,650		$6,370	$6,170	$6,061	$6,380	$4,796
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.45	%(5)	1.45%	1.46%	1.47%	1.48%	1.50%
Interest and fee expense(6)	0.01	%(5)	0.01%	0.01%	0.02%	0.02%	0.03%
Total expenses(4)	1.46	%(5)	1.46%	1.47%	1.49%	1.50%	1.53%
Net investment income	2.94	%(5)	2.87%	3.05%	2.84%	3.04%	3.52%
Portfolio Turnover	4	%(3)	7%	15%	10%	12%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights — continued

	Missouri Fund — Class I
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.490		$9.620	$8.890	$9.850	$9.190	$9.580

Income (Loss) From Operations
Net investment income(1)	$0.185		$0.367	$0.375	$0.367	$0.376	$0.402
Net realized and unrealized gain (loss)	0.158		(0.134)	0.733	(0.962)	0.665	(0.386)

Total income (loss) from operations	$0.343		$0.233	$1.108	$(0.595)	$1.041	$0.016

Less Distributions
From net investment income	$(0.183)		$(0.363)	$(0.378)	$(0.365)	$(0.381)	$(0.406)

Total distributions	$(0.183)		$(0.363)	$(0.378)	$(0.365)	$(0.381)	$(0.406)

Net asset value — End of period	$9.650		$9.490	$9.620	$8.890	$9.850	$9.190

Total Return(2)	3.65	%(3)	2.44%	12.68%	(6.28)%	11.52%	0.30%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,212		$2,957	$2,232	$3,753	$2,310	$760
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.50	%(5)	0.50%	0.51%	0.52%	0.53%	0.54%
Interest and fee expense(6)	0.01	%(5)	0.01%	0.01%	0.02%	0.02%	0.03%
Total expenses(4)	0.51	%(5)	0.51%	0.52%	0.54%	0.55%	0.57%
Net investment income	3.89	%(5)	3.82%	4.05%	3.80%	3.91%	4.41%
Portfolio Turnover	4	%(3)	7%	15%	10%	12%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights — continued

	North Carolina Fund — Class A
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.120		$9.180	$8.340	$9.480	$8.820	$9.340

Income (Loss) From Operations
Net investment income(1)	$0.155		$0.323	$0.363	$0.374	$0.407	$0.437
Net realized and unrealized gain (loss)	0.150		(0.061)	0.843	(1.143)	0.656	(0.525)

Total income (loss) from operations	$0.305		$0.262	$1.206	$(0.769)	$1.063	$(0.088)

Less Distributions
From net investment income	$(0.155)		$(0.322)	$(0.366)	$(0.371)	$(0.403)	$(0.432)

Total distributions	$(0.155)		$(0.322)	$(0.366)	$(0.371)	$(0.403)	$(0.432)

Net asset value — End of period	$9.270		$9.120	$9.180	$8.340	$9.480	$8.820

Total Return(2)	3.37	%(3)	2.88%	14.70%	(8.46)%	12.27%	(0.79)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$81,165		$78,397	$79,250	$78,864	$87,573	$74,111
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.71	%(5)	0.71%	0.73%	0.74%	0.75%	0.78%
Interest and fee expense(6)	0.07	%(5)	0.02%	0.05%	0.06%	0.07%	0.09%
Total expenses(4)	0.78	%(5)	0.73%	0.78%	0.80%	0.82%	0.87%
Net investment income	3.40	%(5)	3.50%	4.12%	4.00%	4.41%	4.98%
Portfolio Turnover	5	%(3)	2%	8%	14%	8%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights — continued

	North Carolina Fund — Class B
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.810		$9.870	$8.970	$10.190	$9.490	$10.050

Income (Loss) From Operations
Net investment income(1)	$0.130		$0.274	$0.322	$0.328	$0.366	$0.398
Net realized and unrealized gain (loss)	0.160		(0.062)	0.900	(1.225)	0.693	(0.565)

Total income (loss) from operations	$0.290		$0.212	$1.222	$(0.897)	$1.059	$(0.167)

Less Distributions
From net investment income	$(0.130)		$(0.272)	$(0.322)	$(0.323)	$(0.359)	$(0.393)

Total distributions	$(0.130)		$(0.272)	$(0.322)	$(0.323)	$(0.359)	$(0.393)

Net asset value — End of period	$9.970		$9.810	$9.870	$8.970	$10.190	$9.490

Total Return(2)	2.97	%(3)	2.16%	13.82%	(9.09)%	11.33%	(1.54)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$464		$575	$871	$1,103	$2,091	$2,544
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.46%	1.48%	1.49%	1.50%	1.53%
Interest and fee expense(6)	0.07	%(5)	0.02%	0.05%	0.06%	0.07%	0.09%
Total expenses(4)	1.53	%(5)	1.48%	1.53%	1.55%	1.57%	1.62%
Net investment income	2.65	%(5)	2.77%	3.40%	3.24%	3.70%	4.22%
Portfolio Turnover	5	%(3)	2%	8%	14%	8%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights — continued

	North Carolina Fund — Class C
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.810		$9.870	$8.970	$10.190	$9.490	$10.050

Income (Loss) From Operations
Net investment income(1)	$0.130		$0.273	$0.322	$0.327	$0.360	$0.398
Net realized and unrealized gain (loss)	0.160		(0.061)	0.901	(1.224)	0.699	(0.564)

Total income (loss) from operations	$0.290		$0.212	$1.223	$(0.897)	$1.059	$(0.166)

Less Distributions
From net investment income	$(0.130)		$(0.272)	$(0.323)	$(0.323)	$(0.359)	$(0.394)

Total distributions	$(0.130)		$(0.272)	$(0.323)	$(0.323)	$(0.359)	$(0.394)

Net asset value — End of period	$9.970		$9.810	$9.870	$8.970	$10.190	$9.490

Total Return(2)	2.97	%(3)	2.16%	13.82%	(9.09)%	11.32%	(1.54)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,926		$17,180	$17,630	$20,150	$21,402	$13,509
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.46%	1.48%	1.49%	1.49%	1.53%
Interest and fee expense(6)	0.07	%(5)	0.02%	0.05%	0.06%	0.07%	0.09%
Total expenses(4)	1.53	%(5)	1.48%	1.53%	1.55%	1.56%	1.62%
Net investment income	2.65	%(5)	2.75%	3.39%	3.25%	3.63%	4.22%
Portfolio Turnover	5	%(3)	2%	8%	14%	8%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights — continued

	North Carolina Fund — Class I
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.140		$9.200	$8.360	$9.500	$8.840	$9.370

Income (Loss) From Operations
Net investment income(1)	$0.165		$0.341	$0.382	$0.394	$0.426	$0.455
Net realized and unrealized gain (loss)	0.150		(0.059)	0.843	(1.144)	0.656	(0.535)

Total income (loss) from operations	$0.315		$0.282	$1.225	$(0.750)	$1.082	$(0.080)

Less Distributions
From net investment income	$(0.165)		$(0.342)	$(0.385)	$(0.390)	$(0.422)	$(0.450)

Total distributions	$(0.165)		$(0.342)	$(0.385)	$(0.390)	$(0.422)	$(0.450)

Net asset value — End of period	$9.290		$9.140	$9.200	$8.360	$9.500	$8.840

Total Return(2)	3.47	%(3)	3.09%	14.91%	(8.25)%	12.35%	(0.57)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,042		$20,694	$15,613	$15,958	$18,174	$14,491
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.51	%(5)	0.51%	0.53%	0.54%	0.55%	0.58%
Interest and fee expense(6)	0.07	%(5)	0.02%	0.05%	0.06%	0.07%	0.09%
Total expenses(4)	0.58	%(5)	0.53%	0.58%	0.60%	0.62%	0.67%
Net investment income	3.60	%(5)	3.70%	4.32%	4.20%	4.61%	5.18%
Portfolio Turnover	5	%(3)	2%	8%	14%	8%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights — continued

	Oregon Fund — Class A
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$8.630		$8.760	$8.070	$9.570	$8.630	$9.180

Income (Loss) From Operations
Net investment income(1)	$0.166		$0.331	$0.383	$0.380	$0.414	$0.443
Net realized and unrealized gain (loss)	0.158		(0.133)	0.684	(1.504)	0.939	(0.554)

Total income (loss) from operations	$0.324		$0.198	$1.067	$(1.124)	$1.353	$(0.111)

Less Distributions
From net investment income	$(0.164)		$(0.328)	$(0.377)	$(0.376)	$(0.413)	$(0.439)

Total distributions	$(0.164)		$(0.328)	$(0.377)	$(0.376)	$(0.413)	$(0.439)

Net asset value — End of period	$8.790		$8.630	$8.760	$8.070	$9.570	$8.630

Total Return(2)	3.78	%(3)	2.28%	13.48%	(12.19)%	15.95%	(1.01)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$89,005		$87,948	$91,306	$89,102	$115,323	$99,049
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.72	%(5)	0.70%	0.73%	0.73%	0.74%	0.77%
Interest and fee expense(6)	0.03	%(5)	0.04%	0.08%	0.08%	0.10%	0.10%
Total expenses(4)	0.75	%(5)	0.74%	0.81%	0.81%	0.84%	0.87%
Net investment income	3.82	%(5)	3.79%	4.54%	4.05%	4.50%	5.21%
Portfolio Turnover	1	%(3)	4%	16%	40%	17%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights — continued

	Oregon Fund — Class B
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.440		$9.580	$8.830	$10.460	$9.440	$10.040

Income (Loss) From Operations
Net investment income(1)	$0.146		$0.291	$0.353	$0.338	$0.380	$0.414
Net realized and unrealized gain (loss)	0.178		(0.144)	0.741	(1.634)	1.016	(0.604)

Total income (loss) from operations	$0.324		$0.147	$1.094	$(1.296)	$1.396	$(0.190)

Less Distributions
From net investment income	$(0.144)		$(0.287)	$(0.344)	$(0.334)	$(0.376)	$(0.410)

Total distributions	$(0.144)		$(0.287)	$(0.344)	$(0.334)	$(0.376)	$(0.410)

Net asset value — End of period	$9.620		$9.440	$9.580	$8.830	$10.460	$9.440

Total Return(2)	3.45	%(3)	1.54%	12.59%	(12.75)%	15.00%	(1.73)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,325		$1,607	$2,445	$3,186	$5,927	$6,873
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.47	%(5)	1.46%	1.48%	1.48%	1.49%	1.52%
Interest and fee expense(6)	0.03	%(5)	0.04%	0.08%	0.08%	0.10%	0.10%
Total expenses(4)	1.50	%(5)	1.50%	1.56%	1.56%	1.59%	1.62%
Net investment income	3.08	%(5)	3.04%	3.84%	3.29%	3.78%	4.44%
Portfolio Turnover	1	%(3)	4%	16%	40%	17%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

59	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights — continued

	Oregon Fund — Class C
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.450		$9.590	$8.840	$10.470	$9.450	$10.050

Income (Loss) From Operations
Net investment income(1)	$0.146		$0.291	$0.354	$0.339	$0.376	$0.415
Net realized and unrealized gain (loss)	0.178		(0.143)	0.740	(1.634)	1.020	(0.605)

Total income (loss) from operations	$0.324		$0.148	$1.094	$(1.295)	$1.396	$(0.190)

Less Distributions
From net investment income	$(0.144)		$(0.288)	$(0.344)	$(0.335)	$(0.376)	$(0.410)

Total distributions	$(0.144)		$(0.288)	$(0.344)	$(0.335)	$(0.376)	$(0.410)

Net asset value — End of period	$9.630		$9.450	$9.590	$8.840	$10.470	$9.450

Total Return(2)	3.45	%(3)	1.54%	12.58%	(12.74)%	14.99%	(1.72)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,140		$13,815	$13,558	$17,275	$23,894	$16,815
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.45%	1.48%	1.48%	1.48%	1.52%
Interest and fee expense(6)	0.03	%(5)	0.04%	0.08%	0.08%	0.10%	0.10%
Total expenses(4)	1.49	%(5)	1.49%	1.56%	1.56%	1.58%	1.62%
Net investment income	3.07	%(5)	3.04%	3.84%	3.30%	3.72%	4.46%
Portfolio Turnover	1	%(3)	4%	16%	40%	17%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

60	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights — continued

	Oregon Fund — Class I
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$8.620		$8.750	$8.070	$9.560	$8.620	$9.180

Income (Loss) From Operations
Net investment income(1)	$0.174		$0.347	$0.401	$0.397	$0.419	$0.461
Net realized and unrealized gain (loss)	0.169		(0.131)	0.673	(1.493)	0.951	(0.566)

Total income (loss) from operations	$0.343		$0.216	$1.074	$(1.096)	$1.370	$(0.105)

Less Distributions
From net investment income	$(0.173)		$(0.346)	$(0.394)	$(0.394)	$(0.430)	$(0.455)

Total distributions	$(0.173)		$(0.346)	$(0.394)	$(0.394)	$(0.430)	$(0.455)

Net asset value — End of period	$8.790		$8.620	$8.750	$8.070	$9.560	$8.620

Total Return(2)	4.01	%(3)	2.48%	13.58%	(11.92)%	16.19%	(0.92)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,615		$13,867	$9,114	$13,092	$26,776	$3,262
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.52	%(5)	0.50%	0.53%	0.53%	0.53%	0.57%
Interest and fee expense(6)	0.03	%(5)	0.04%	0.08%	0.08%	0.10%	0.10%
Total expenses(4)	0.55	%(5)	0.54%	0.61%	0.61%	0.63%	0.67%
Net investment income	4.02	%(5)	3.97%	4.76%	4.21%	4.48%	5.44%
Portfolio Turnover	1	%(3)	4%	16%	40%	17%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

61	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights — continued

	South Carolina Fund — Class A
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.190		$9.290	$8.500	$9.690	$8.930	$9.530

Income (Loss) From Operations
Net investment income(1)	$0.168		$0.337	$0.382	$0.382	$0.401	$0.442
Net realized and unrealized gain (loss)	0.229		(0.103)	0.785	(1.193)	0.758	(0.603)

Total income (loss) from operations	$0.397		$0.234	$1.167	$(0.811)	$1.159	$(0.161)

Less Distributions
From net investment income	$(0.167)		$(0.334)	$(0.377)	$(0.379)	$(0.399)	$(0.439)

Total distributions	$(0.167)		$(0.334)	$(0.377)	$(0.379)	$(0.399)	$(0.439)

Net asset value — End of period	$9.420		$9.190	$9.290	$8.500	$9.690	$8.930

Total Return(2)	4.35	%(3)	2.52%	13.96%	(8.73)%	13.21%	(1.52)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$69,099		$72,162	$76,958	$76,573	$93,466	$78,406
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.71	%(5)	0.70%	0.72%	0.72%	0.74%	0.76%
Interest and fee expense(6)	0.01	%(5)	0.01%	0.06%	0.07%	0.07%	0.10%
Total expenses(4)	0.72	%(5)	0.71%	0.78%	0.79%	0.81%	0.86%
Net investment income	3.62	%(5)	3.61%	4.26%	3.98%	4.28%	4.99%
Portfolio Turnover	6	%(3)	5%	10%	44%	30%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

62	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights — continued

	South Carolina Fund — Class B
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.750		$9.850	$9.020	$10.270	$9.470	$10.110

Income (Loss) From Operations
Net investment income(1)	$0.141		$0.283	$0.340	$0.329	$0.354	$0.398
Net realized and unrealized gain (loss)	0.239		(0.103)	0.818	(1.253)	0.795	(0.643)

Total income (loss) from operations	$0.380		$0.180	$1.158	$(0.924)	$1.149	$(0.245)

Less Distributions
From net investment income	$(0.140)		$(0.280)	$(0.328)	$(0.326)	$(0.349)	$(0.395)

Total distributions	$(0.140)		$(0.280)	$(0.328)	$(0.326)	$(0.349)	$(0.395)

Net asset value — End of period	$9.990		$9.750	$9.850	$9.020	$10.270	$9.470

Total Return(2)	3.92	%(3)	1.82%	13.02%	(9.30)%	12.30%	(2.29)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$768		$937	$1,477	$2,797	$3,909	$4,585
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.46%	1.48%	1.47%	1.49%	1.52%
Interest and fee expense(6)	0.01	%(5)	0.01%	0.06%	0.07%	0.07%	0.10%
Total expenses(4)	1.47	%(5)	1.47%	1.54%	1.54%	1.56%	1.62%
Net investment income	2.88	%(5)	2.86%	3.60%	3.23%	3.56%	4.24%
Portfolio Turnover	6	%(3)	5%	10%	44%	30%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

63	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights — continued

	South Carolina Fund — Class C
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.750		$9.860	$9.020	$10.280	$9.470	$10.110

Income (Loss) From Operations
Net investment income(1)	$0.140		$0.283	$0.333	$0.329	$0.350	$0.399
Net realized and unrealized gain (loss)	0.240		(0.113)	0.835	(1.263)	0.809	(0.644)

Total income (loss) from operations	$0.380		$0.170	$1.168	$(0.934)	$1.159	$(0.245)

Less Distributions
From net investment income	$(0.140)		$(0.280)	$(0.328)	$(0.326)	$(0.349)	$(0.395)

Total distributions	$(0.140)		$(0.280)	$(0.328)	$(0.326)	$(0.349)	$(0.395)

Net asset value — End of period	$9.990		$9.750	$9.860	$9.020	$10.280	$9.470

Total Return(2)	3.92	%(3)	1.72%	13.13%	(9.39)%	12.41%	(2.29)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,674		$25,178	$25,939	$25,971	$29,876	$22,267
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.46	%(5)	1.45%	1.47%	1.47%	1.48%	1.51%
Interest and fee expense(6)	0.01	%(5)	0.01%	0.06%	0.07%	0.07%	0.10%
Total expenses(4)	1.47	%(5)	1.46%	1.53%	1.54%	1.55%	1.61%
Net investment income	2.86	%(5)	2.86%	3.51%	3.23%	3.51%	4.25%
Portfolio Turnover	6	%(3)	5%	10%	44%	30%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

64	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights — continued

	South Carolina Fund — Class I
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$9.200		$9.300	$8.510	$9.700	$8.930	$9.540

Income (Loss) From Operations
Net investment income(1)	$0.175		$0.355	$0.402	$0.402	$0.422	$0.459
Net realized and unrealized gain (loss)	0.231		(0.102)	0.783	(1.193)	0.766	(0.612)

Total income (loss) from operations	$0.406		$0.253	$1.185	$(0.791)	$1.188	$(0.153)

Less Distributions
From net investment income	$(0.176)		$(0.353)	$(0.395)	$(0.399)	$(0.418)	$(0.457)

Total distributions	$(0.176)		$(0.353)	$(0.395)	$(0.399)	$(0.418)	$(0.457)

Net asset value — End of period	$9.430		$9.200	$9.300	$8.510	$9.700	$8.930

Total Return(2)	4.45	%(3)	2.73%	14.17%	(8.53)%	13.55%	(1.43)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,144		$18,690	$18,404	$22,726	$26,081	$24,270
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.51	%(5)	0.50%	0.52%	0.52%	0.54%	0.56%
Interest and fee expense(6)	0.01	%(5)	0.01%	0.06%	0.07%	0.07%	0.10%
Total expenses(4)	0.52	%(5)	0.51%	0.58%	0.59%	0.61%	0.66%
Net investment income	3.78	%(5)	3.81%	4.49%	4.19%	4.49%	5.17%
Portfolio Turnover	6	%(3)	5%	10%	44%	30%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

65	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights — continued

	Virginia Fund — Class A
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$7.970		$8.140	$7.790	$8.460	$8.060	$8.480

Income (Loss) From Operations
Net investment income(1)	$0.157		$0.313	$0.320	$0.334	$0.354	$0.394
Net realized and unrealized gain (loss)	0.157		(0.177)	0.350	(0.675)	0.397	(0.424)

Total income (loss) from operations	$0.314		$0.136	$0.670	$(0.341)	$0.751	$(0.030)

Less Distributions
From net investment income	$(0.154)		$(0.306)	$(0.320)	$(0.329)	$(0.351)	$(0.390)

Total distributions	$(0.154)		$(0.306)	$(0.320)	$(0.329)	$(0.351)	$(0.390)

Net asset value — End of period	$8.130		$7.970	$8.140	$7.790	$8.460	$8.060

Total Return(2)	3.98	%(3)	1.68%	8.73%	(4.25)%	9.48%	(0.31)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$58,064		$58,637	$64,124	$65,762	$80,350	$80,065
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.72	%(5)	0.73%	0.72%	0.73%	0.76%	0.77%
Interest and fee expense(6)	0.03	%(5)	0.03%	0.03%	0.04%	0.04%	0.05%
Total expenses(4)	0.75	%(5)	0.76%	0.75%	0.77%	0.80%	0.82%
Net investment income	3.92	%(5)	3.87%	3.98%	3.97%	4.27%	4.82%
Portfolio Turnover	0	%(3)(7)	6%	5%	9%	9%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Amount is less than 0.5%.

66	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights — continued

	Virginia Fund — Class B
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$8.830		$9.010	$8.620	$9.360	$8.920	$9.380

Income (Loss) From Operations
Net investment income(1)	$0.141		$0.280	$0.290	$0.300	$0.324	$0.368
Net realized and unrealized gain (loss)	0.167		(0.190)	0.388	(0.746)	0.435	(0.465)

Total income (loss) from operations	$0.308		$0.090	$0.678	$(0.446)	$0.759	$(0.097)

Less Distributions
From net investment income	$(0.138)		$(0.270)	$(0.288)	$(0.294)	$(0.319)	$(0.363)

Total distributions	$(0.138)		$(0.270)	$(0.288)	$(0.294)	$(0.319)	$(0.363)

Net asset value — End of period	$9.000		$8.830	$9.010	$8.620	$9.360	$8.920

Total Return(2)	3.51	%(3)	1.01%	7.96%	(4.95)%	8.63%	(1.00)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$405		$524	$1,093	$1,626	$2,817	$3,757
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.48	%(5)	1.48%	1.48%	1.48%	1.51%	1.52%
Interest and fee expense(6)	0.03	%(5)	0.03%	0.03%	0.04%	0.04%	0.05%
Total expenses(4)	1.51	%(5)	1.51%	1.51%	1.52%	1.55%	1.57%
Net investment income	3.18	%(5)	3.13%	3.26%	3.22%	3.53%	4.06%
Portfolio Turnover	0	%(3)(7)	6%	5%	9%	9%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Amount is less than 0.5%.

67	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights — continued

	Virginia Fund — Class C
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$8.830		$9.010	$8.620	$9.370	$8.930	$9.390

Income (Loss) From Operations
Net investment income(1)	$0.141		$0.280	$0.288	$0.299	$0.324	$0.369
Net realized and unrealized gain (loss)	0.167		(0.189)	0.390	(0.755)	0.435	(0.465)

Total income (loss) from operations	$0.308		$0.091	$0.678	$(0.456)	$0.759	$(0.096)

Less Distributions
From net investment income	$(0.138)		$(0.271)	$(0.288)	$(0.294)	$(0.319)	$(0.364)

Total distributions	$(0.138)		$(0.271)	$(0.288)	$(0.294)	$(0.319)	$(0.364)

Net asset value — End of period	$9.000		$8.830	$9.010	$8.620	$9.370	$8.930

Total Return(2)	3.51	%(3)	1.01%	7.96%	(5.05)%	8.63%	(0.99)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,746		$6,424	$7,475	$8,059	$9,179	$9,699
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.48	%(5)	1.48%	1.47%	1.48%	1.51%	1.52%
Interest and fee expense(6)	0.03	%(5)	0.03%	0.03%	0.04%	0.04%	0.05%
Total expenses(4)	1.51	%(5)	1.51%	1.50%	1.52%	1.55%	1.57%
Net investment income	3.18	%(5)	3.12%	3.24%	3.21%	3.52%	4.08%
Portfolio Turnover	0	%(3)(7)	6%	5%	9%	9%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Amount is less than 0.5%.

68	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Financial Highlights — continued

	Virginia Fund — Class I
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period	$7.990		$8.160	$7.810	$8.480	$8.080	$8.500

Income (Loss) From Operations
Net investment income(1)	$0.165		$0.330	$0.337	$0.351	$0.371	$0.411
Net realized and unrealized gain (loss)	0.158		(0.177)	0.350	(0.675)	0.397	(0.424)

Total income (loss) from operations	$0.323		$0.153	$0.687	$(0.324)	$0.768	$(0.013)

Less Distributions
From net investment income	$(0.163)		$(0.323)	$(0.337)	$(0.346)	$(0.368)	$(0.407)

Total distributions	$(0.163)		$(0.323)	$(0.337)	$(0.346)	$(0.368)	$(0.407)

Net asset value — End of period	$8.150		$7.990	$8.160	$7.810	$8.480	$8.080

Total Return(2)	4.08	%(3)	1.89%	8.93%	(4.03)%	9.68%	(0.09)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,729		$14,672	$14,640	$16,539	$19,635	$18,510
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.52	%(5)	0.53%	0.52%	0.53%	0.55%	0.57%
Interest and fee expense(6)	0.03	%(5)	0.03%	0.03%	0.04%	0.04%	0.05%
Total expenses(4)	0.55	%(5)	0.56%	0.55%	0.57%	0.59%	0.62%
Net investment income	4.12	%(5)	4.07%	4.18%	4.17%	4.46%	5.02%
Portfolio Turnover	0	%(3)(7)	6%	5%	9%	9%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Amount is less than 0.5%.

69	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of February 29, 2016, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

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E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at February 29, 2016. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At February 29, 2016, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Maryland Fund	Missouri Fund	North Carolina Fund

Floating Rate Notes Outstanding	$1,500,000	$850,000	$8,670,000
Interest Rate or Range of Interest Rates (%)	0.06	0.02	0.02 - 0.05
Collateral for Floating Rate Notes Outstanding	$2,168,700	$1,381,692	$12,746,872

	Oregon Fund	South Carolina Fund	Virginia Fund

Floating Rate Notes Outstanding	$6,555,000	$3,100,000	$3,330,000
Interest Rate or Range of Interest Rates (%)	0.03	0.06	0.01
Collateral for Floating Rate Notes Outstanding	$9,854,874	$4,635,701	$5,952,384

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For the six months ended February 29, 2016, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	Maryland Fund	Missouri Fund	North Carolina Fund

Average Floating Rate Notes Outstanding	$1,500,000	$850,000	$7,318,352
Average Interest Rate	0.81%	0.71%	0.85%

	Oregon Fund	South Carolina Fund	Virginia Fund

Average Floating Rate Notes Outstanding	$6,555,000	$3,100,000	$3,330,000
Average Interest Rate	0.57%	0.57%	0.82%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of February 29, 2016.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date is July 21, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts were or will be restructured to comply with the Volcker Rule as of the applicable compliance dates. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of income.

Legal and restructuring fees incurred in connection with the restructuring of residual interest bond trusts have been recorded as interest expense.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

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L  Interim Financial Statements — The interim financial statements relating to February 29, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At August 31, 2015, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

August 31, 2016	$306,338	$4,159,062	$337,671	$274,170
August 31, 2017	980,989	34,823	2,259,438	—
August 31, 2018	2,812,349	2,032,881	3,282,262	3,573,563
August 31, 2019	3,087,553	1,823,894	1,434,581	1,655,671

Total capital loss carryforwards	$7,187,229	$8,050,660	$7,313,952	$5,503,404

Deferred capital losses:
Short-term	$1,862,175	$715,781	$1,226,013	$2,937,216
Long-term	$1,496,647	$2,460,414	$817,568	$2,494,465

Expiration Date	Oregon Fund	South Carolina Fund	Virginia Fund

August 31, 2016	$2,145,240	$1,027,752	$502,088
August 31, 2017	1,066,237	3,019,420	3,212,881
August 31, 2018	9,061,392	10,869,967	464,954
August 31, 2019	809,441	527,346	10,782,176

Total capital loss carryforwards	$13,082,310	$15,444,485	$14,962,099

Deferred capital losses:
Short-term	$5,043,509	$6,546,494	$2,891,750
Long-term	$3,338,980	$1,262,429	$5,138,872

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The cost and unrealized appreciation (depreciation) of investments of each Fund at February 29, 2016, as determined on a federal income tax basis, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Aggregate cost	$61,957,697	$58,599,501	$62,354,628	$110,657,281
Gross unrealized appreciation	$6,130,667	$4,829,787	$7,058,558	$10,358,587
Gross unrealized depreciation	(225,719)	(7,131)	(245,354)	(86,054)

Net unrealized appreciation	$5,904,948	$4,822,656	$6,813,204	$10,272,533

	Oregon Fund	South Carolina Fund	Virginia Fund

Aggregate cost	$109,408,806	$109,689,221	$66,971,777
Gross unrealized appreciation	$11,557,812	$10,426,410	$9,827,579
Gross unrealized depreciation	(4,942,282)	(72,554)	(819,995)

Net unrealized appreciation	$6,615,530	$10,353,856	$9,007,584

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the six months ended February 29, 2016, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Investment Adviser Fee	$101,483	$93,019	$109,329	$205,925
Effective Annual Rate	0.30%	0.29%	0.31%	0.35%

	Oregon Fund	South Carolina Fund	Virginia Fund

Investment Adviser Fee	$209,385	$213,332	$128,180
Effective Annual Rate	0.36%	0.36%	0.33%

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EVM serves as administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended February 29, 2016 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

EVM’s Sub-Transfer Agent Fees	$1,181	$1,767	$1,367	$2,097
EVD’s Class A Sales Charges	$2,878	$2,563	$5,662	$13,772

	Oregon Fund	South Carolina Fund	Virginia Fund

EVM’s Sub-Transfer Agent Fees	$1,940	$1,637	$2,448
EVD’s Class A Sales Charges	$15,281	$5,396	$4,861

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended February 29, 2016 for Class A shares amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A Distribution and Service Fees	$40,479	$41,915	$60,524	$79,053

	Oregon Fund	South Carolina Fund	Virginia Fund

Class A Distribution and Service Fees	$87,884	$69,833	$57,729

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended February 29, 2016, the Funds paid or accrued to EVD the following distribution fees:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class B Distribution Fees	$1,897	$2,365	$2,435	$1,875
Class C Distribution Fees	$23,025	$54,356	$24,081	$64,760

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	Oregon Fund	South Carolina Fund	Virginia Fund

Class B Distribution Fees	$5,160	$3,247	$1,753
Class C Distribution Fees	$53,496	$95,993	$22,043

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 29, 2016 amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class B Service Fees	$506	$630	$649	$500
Class C Service Fees	$6,140	$14,496	$6,422	$17,269

	Oregon Fund	South Carolina Fund	Virginia Fund

Class B Service Fees	$1,376	$866	$467
Class C Service Fees	$14,265	$25,598	$5,878

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended February 29, 2016, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A	$300	$—	$—	$—
Class B	$—	$—	$300	$500
Class C	$—	$—	$—	$2,000

	Oregon Fund	South Carolina Fund	Virginia Fund

Class A	$—	$—	$—
Class B	$—	$—	$400
Class C	$—	$1,000	$200

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6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended February 29, 2016 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Purchases	$2,998,880	$1,417,343	$2,607,753	$15,964,949
Sales	$2,960,000	$3,762,603	$4,904,670	$5,798,550

	Oregon Fund	South Carolina Fund	Virginia Fund

Purchases	$1,149,860	$8,700,303	$52,372
Sales	$3,932,743	$7,160,000	$4,666,300

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Georgia Fund
	Six Months Ended February 29, 2016 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	171,922	—	119,124	436,798
Issued to shareholders electing to receive payments of distributions in Fund shares	61,557	562	6,723	12,423
Redemptions	(281,046)	(6,960)	(92,190)	(154,878)
Exchange from Class B shares	6,393	—	—	—
Exchange to Class A shares	—	(5,985)	—	—

Net increase (decrease)	(41,174)	(12,383)	33,657	294,343

	Year Ended August 31, 2015
	Class A	Class B	Class C	Class I

Sales	429,007	6	167,241	1,675,030
Issued to shareholders electing to receive payments of distributions in Fund shares	143,358	1,986	15,085	20,230
Redemptions	(722,627)	(14,568)	(128,380)	(404,752)
Exchange from Class B shares	20,426	—	—	—
Exchange to Class A shares	—	(19,114)	—	—

Net increase (decrease)	(129,836)	(31,690)	53,946	1,290,508

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Maryland Fund
	Six Months Ended February 29, 2016 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	66,966	30	100,062	70,143
Issued to shareholders electing to receive payments of distributions in Fund shares	56,782	741	12,837	3,340
Redemptions	(268,438)	(2,616)	(124,448)	(147,044)
Exchange from Class B shares	6,311	—	—	—
Exchange to Class A shares	—	(5,787)	—	—

Net decrease	(138,379)	(7,632)	(11,549)	(73,561)

	Year Ended August 31, 2015
	Class A	Class B	Class C	Class I

Sales	233,151	399	212,882	429,179
Issued to shareholders electing to receive payments of distributions in Fund shares	129,736	1,936	29,560	6,961
Redemptions	(966,249)	(14,478)	(343,313)	(135,439)
Exchange from Class B shares	37,587	—	—	—
Exchange to Class A shares	—	(34,449)	—	—

Net increase (decrease)	(565,775)	(46,592)	(100,871)	300,701

Missouri Fund
	Six Months Ended February 29, 2016 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	163,009	53	36,735	30,830
Issued to shareholders electing to receive payments of distributions in Fund shares	107,036	837	7,126	4,489
Redemptions	(530,244)	(4,765)	(27,773)	(14,127)
Exchange from Class B shares	18,597	—	—	—
Exchange to Class A shares	—	(16,829)	—	—

Net increase (decrease)	(241,602)	(20,704)	16,088	21,192

	Year Ended August 31, 2015
	Class A	Class B	Class C	Class I

Sales	472,218	135	89,805	119,006
Issued to shareholders electing to receive payments of distributions in Fund shares	219,564	2,434	13,840	8,241
Redemptions	(1,002,251)	(6,485)	(76,465)	(47,660)
Exchange from Class B shares	32,467	—	—	—
Exchange to Class A shares	—	(29,407)	—	—

Net increase (decrease)	(278,002)	(33,323)	27,180	79,587

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North Carolina Fund
	Six Months Ended February 29, 2016 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	475,793	41	186,868	589,667
Issued to shareholders electing to receive payments of distributions in Fund shares	131,331	602	19,564	20,225
Redemptions	(453,594)	(7,093)	(159,968)	(393,800)
Exchange from Class B shares	6,034	—	—	—
Exchange to Class A shares	—	(5,611)	—	—

Net increase (decrease)	159,564	(12,061)	46,464	216,092

	Year Ended August 31, 2015
	Class A	Class B	Class C	Class I

Sales	1,116,743	109	335,329	816,470
Issued to shareholders electing to receive payments of distributions in Fund shares	267,104	1,885	40,933	30,861
Redemptions	(1,438,187)	(16,295)	(410,525)	(280,700)
Exchange from Class B shares	16,488	—	—	—
Exchange to Class A shares	—	(15,337)	—	—

Net increase (decrease)	(37,852)	(29,638)	(34,263)	566,631

Oregon Fund
	Six Months Ended February 29, 2016 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	458,499	28	173,217	376,031
Issued to shareholders electing to receive payments of distributions in Fund shares	181,576	2,094	20,805	12,968
Redemptions	(717,229)	(27,716)	(83,677)	(447,693)
Exchange from Class B shares	7,537	—	—	—
Exchange to Class A shares	—	(6,895)	—	—

Net increase (decrease)	(69,617)	(32,489)	110,345	(58,694)

	Year Ended August 31, 2015
	Class A	Class B	Class C	Class I

Sales	798,689	59	300,590	1,127,438
Issued to shareholders electing to receive payments of distributions in Fund shares	369,396	6,202	40,503	25,811
Redemptions	(1,432,268)	(67,825)	(293,439)	(587,157)
Exchange from Class B shares	25,706	—	—	—
Exchange to Class A shares	—	(23,509)	—	—

Net increase (decrease)	(238,477)	(85,073)	47,654	566,092

79

Eaton Vance

Municipal Income Funds

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

South Carolina Fund
	Six Months Ended February 29, 2016 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	287,885	1	165,663	1,500,092
Issued to shareholders electing to receive payments of distributions in Fund shares	123,523	1,232	32,276	14,820
Redemptions	(942,154)	(4,065)	(110,088)	(242,647)
Exchange from Class B shares	17,488	—	—	—
Exchange to Class A shares	—	(16,491)	—	—

Net increase (decrease)	(513,258)	(19,323)	87,851	1,272,265

	Year Ended August 31, 2015
	Class A	Class B	Class C	Class I

Sales	565,385	17	331,851	891,751
Issued to shareholders electing to receive payments of distributions in Fund shares	266,178	3,533	64,454	26,220
Redemptions	(1,299,244)	(25,630)	(446,510)	(865,866)
Exchange from Class B shares	33,590	—	—	—
Exchange to Class A shares	—	(31,715)	—	—

Net increase (decrease)	(434,091)	(53,795)	(50,205)	52,105

Virginia Fund
	Six Months Ended February 29, 2016 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	154,520	2,457	57,097	76,631
Issued to shareholders electing to receive payments of distributions in Fund shares	113,032	751	8,437	12,648
Redemptions	(488,917)	(6,051)	(154,572)	(116,809)
Exchange from Class B shares	12,845	—	—	—
Exchange to Class A shares	—	(11,596)	—	—

Net decrease	(208,520)	(14,439)	(89,038)	(27,530)

	Year Ended August 31, 2015
	Class A	Class B	Class C	Class I

Sales	364,196	—	62,813	342,433
Issued to shareholders electing to receive payments of distributions in Fund shares	231,810	2,589	19,470	22,874
Redemptions	(1,156,614)	(32,882)	(184,208)	(324,260)
Exchange from Class B shares	34,998	—	—	—
Exchange to Class A shares	—	(31,610)	—	—

Net increase (decrease)	(525,610)	(61,903)	(101,925)	41,047

At February 29, 2016, one shareholder owned 14.5% of the value of outstanding shares of the Missouri Fund.

80

Eaton Vance

Municipal Income Funds

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended February 29, 2016.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at February 29, 2016 is included in the Portfolios of Investments. At February 29, 2016, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at February 29, 2016 were as follows:

	Georgia Fund		Maryland Fund		Missouri Fund		Oregon Fund

Asset Derivative:
Futures Contracts	$12,042	(1)	$20,070	(1)	$25,380	(1)	$16,056	(1)

Total	$12,042		$20,070		$25,380		$16,056

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statements of Assets and Liabilities as Payable for variation margin.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended February 29, 2016 was as follows:

	Georgia Fund		Maryland Fund		Missouri Fund		Oregon Fund		Virginia Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(202,730	)(1)	$(337,883	)(1)	$(219,740	)(1)	$(270,365	)(1)	$38,296	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$13,359	(2)	$22,265	(2)	$17,352	(2)	$17,812	(2)	$4,391	(2)

(1)	Statements of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statements of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts (short) outstanding during the six months ended February 29, 2016, which are indicative of the volume of this derivative type, were approximately as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	Oregon Fund	Virginia Fund

Average Notional Amount:
Futures Contracts — Short	$2,335,000	$3,892,000	$4,630,000	$3,113,000	$4,408,000

81

Eaton Vance

Municipal Income Funds

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2016, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$67,862,645	$—	$67,862,645

Total Investments	$—	$67,862,645	$—	$67,862,645

Futures Contracts	$12,042	$—	$—	$12,042

Total	$12,042	$67,862,645	$—	$67,874,687

Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$64,922,157	$—	$64,922,157

Total Investments	$—	$64,922,157	$—	$64,922,157

Futures Contracts	$20,070	$—	$—	$20,070

Total	$20,070	$64,922,157	$—	$64,942,227

Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$70,017,832	$—	$70,017,832

Total Investments	$—	$70,017,832	$—	$70,017,832

Futures Contracts	$25,380	$—	$—	$25,380

Total	$25,380	$70,017,832	$—	$70,043,212

North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$129,599,814	$—	$129,599,814

Total Investments	$—	$129,599,814	$—	$129,599,814

82

Eaton Vance

Municipal Income Funds

February 29, 2016

Notes to Financial Statements (Unaudited) — continued

Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$122,579,336	$—	$122,579,336

Total Investments	$—	$122,579,336	$—	$122,579,336

Futures Contracts	$16,056	$—	$—	$16,056

Total	$16,056	$122,579,336	$—	$122,595,392

South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$123,143,077	$—	$123,143,077

Total Investments	$—	$123,143,077	$—	$123,143,077

Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$79,309,361	$—	$79,309,361

Total Investments	$—	$79,309,361	$—	$79,309,361

The Funds held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At February 29, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

83

Eaton Vance

Municipal Income Funds

February 29, 2016

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

84

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

85

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7712 2.29.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 14, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 14, 2016